UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Funds II

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (highlandfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by contacting the Funds’ transfer agent at 1-877-665-1287.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-665-1287 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Highland Funds II

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Fixed Income Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund

Objective

Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2019

$112.0 million

Portfolio Data as of March 31, 2019

The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2019(%)(1)

Information Technology	19.6
Consumer Discretionary	18.2
Healthcare	16.6
Industrials	13.8
Consumer Staples	7.0
Financial	5.8
Materials	3.5
Real Estate	3.1
Utilities	2.7
Energy	2.3
Communication Services	2.1
Other Investments and Assets & Liabilities	5.3

Top 10 Holdings as of 3/31/2019(%)(1)

Cognizant Technology Solutions (Common Stocks)	3.9
Sysco (Common Stocks)	3.9
Pool (Common Stocks)	3.7
Highland Merger Arbitrage Fund, (Registered Investment Companies)	3.6
CSX Corp. (Common Stocks)	3.3
FactSet Research Systems (Common Stocks)	3.3
Sonoco Products (Common Stocks)	3.3
Hologic (Common Stocks)	3.2
Lockheed Martin (Common Stocks)	3.2
Mondelez International (Common Stocks)	3.1

(1)	Industries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund Objective

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2019

$46.8 million

Portfolio Data as of March 31, 2019

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2019(%)(1)

Healthcare	26.8
Real Estate	19.3
Materials	18.6
Financial	16.6
Energy	9.1
Consumer Discretionary	8.6
Information Technology	7.7
Industrials	5.5
Utilities	4.2
Communication Services	1.3
Consumer Staples	0.6
Other Investments and Assets & Liabilities	(18.3)

Top 10 Holdings as of 3/31/2019(%)(1)

MPM Holdings, Inc. (Common Stocks)	16.1
Braemar Hotels & Resorts, Inc. 5.50%, (Preferred Stock)	6.9
Portola Pharmaceuticals, Inc. (Common Stocks)	5.9
Eurobank Ergasias (Common Stocks)	5.4
Jernigan Capital, Inc. (Common Stocks)	4.7
NexPoint Residential Trust (Common Stocks)	4.7
NexPoint Strategic Opportunities Fund %, (Registered Investment Companies)	4.0
Alpha Bank AE (Common Stocks)	3.9
Heron Therapeutics, Inc. (Common Stocks)	3.3
National Bank of Greece (Common Stocks)	2.8

(1)	Industries and holdings are calculated as a percentage of total net assets.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2019

$79.5 million

Portfolio Data as of March 31, 2019

The information below provides a snapshot of Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 3/31/2019(%)(1)

AAA	6.6
AA	11.9
A	21.2
BBB	37.9
BB	4.2
B	0.0
Not Rated	18.2

Sector Classifications as of 03/31/19(%)(1)

Common Stocks	62.7
Corporate Obligations	21.8
Registered Investment Companies	5.4
U.S. Treasury Obligations	3.8
Preferred Stock	1.9
Agency Mortgage-Backed Securities	1.5
Mortgage-Backed Securities	0.2
Non-Agency Collateralized Mortgage-Backed Securities	0.1
Asset-Backed Security	0.0	†
Agency Collateralized Mortgage Obligations	0.0	†
Other Investments and Assets & Liabilities	2.6

Top 10 Holdings as of 3/31/2019(%)(1)

PICO Holdings, Inc.	7.8
Bollore	6.1
Liberty Media -Liberty Formula One	5.5
Alphabet, Inc.	4.7
Berkshire Hathaway	4.3
CenturyLink, Inc.	3.8
Financiere de L’Odet	3.4
Vivendi	2.9
United States Treasury Bill	2.5
Anheuser-Busch InBev	2.2

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

†	Less than 0.05%

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2019

$193.6 million

Portfolio Data as of March 31, 2019

The information below provides a snapshot of Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 3/31/2019 (%)(1)

AAA	22.3
AA	5.7
A	3.2
BBB	31.7
BB	1.2
B	0.3
Not Rated	35.6

Sector Classifications as of 03/31/19(%)(1)

Corporate Obligations	38.0
Agency Mortgage-Backed Securities	11.7
Asset-Backed Securities	11.7
Municipal Bonds	9.6
U.S. Treasury Obligations	6.9
Non-Agency Collateralized Mortgage-Backed Securities	4.2
Registered Investment Companies	3.3
U.S. Government Agency — Asset-Backed Securities	3.1
U.S. Government Agency	2.8
Preferred Stock	2.3
Foreign Corporate Obligations	2.0
Common Stocks	1.4
Agency Collateralized Mortgage Obligations	1.0
Other Investments and Assets & Liabilities	2.0

Top 10 Holdings as of 3/31/2019(%)(1)

Government National Mortgage Assoc. 3.25%, 3/16/2059 (Agency Mortgage-Backed Securities)	1.7
U.S. Treasury Notes 1.88%, 12/31/2019 (U.S. Treasury Obligations)	1.5
Texas State 2.50%, 6/1/2045 (Municipal Bonds)	1.3
U.S. Treasury Notes 1.63%, 8/31/2019 (U.S. Treasury Obligations)	1.3
U.S. Treasury Notes 1.50%, 4/15/2020 (U.S. Treasury Obligations)	1.3
U.S. Treasury Notes 1.00%, 11/30/2019 (U.S. Treasury Obligations)	1.3
Government National Mortgage Assoc. 3.25%, 8/16/2059 (Agency Mortgage-Backed Securities)	1.3
SBA Small Business Investment Company 3.55%, 9/11/2028 (Update Asset Type Global Rule for U.S. Government Agency - Asset-Backed Security)	1.3
Small Business Administration 2.90%, 12/25/2043 (Asset-Backed Securities)	1.3
American Express Credit Account Master Trust 2.99%, 12/15/2023 (Asset-Backed Securities)	1.2

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

4	Semi-Annual Report

FINANCIAL STATEMENTS

March 31, 2019

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Premier Growth Equity Fund

Shares		Value ($)

Common Stocks - 93.7%

COMMUNICATION SERVICES - 2.1%
2,000	Alphabet, Inc., Class A (a)	2,353,780

CONSUMER DISCRETIONARY - 18.2%
25,000	Columbia Sportswear	2,604,500
25,000	Darden Restaurants, Inc.	3,036,750
11,000	Deckers Outdoor Corp. (a)	1,616,890
22,000	Garmin	1,899,700
30,000	Hilton Worldwide Holdings	2,493,300
15,000	NIKE, Inc., Class B	1,263,150
25,000	Pool	4,124,250
45,000	Starbucks Corp.	3,345,300

		20,383,840

CONSUMER STAPLES - 7.0%
70,000	Mondelez International, Class A	3,494,400
65,000	Sysco	4,339,400

		7,833,800

ENERGY - 2.3%
18,000	Exxon Mobil	1,454,400
17,000	ONEOK	1,187,280

		2,641,680

FINANCIAL - 5.8%
100,000	Ally Financial	2,749,000
15,000	FactSet Research Systems	3,724,050

		6,473,050

HEALTHCARE - 15.6%
16,000	Abbott Laboratories	1,279,040
66,600	Acreage Holdings (a)	1,374,624
9,000	Edwards Lifesciences Corp. (a)	1,721,970
75,000	Hologic (a)	3,630,000
18,000	IQVIA Holdings (a)	2,589,300
20,000	Varian Medical Systems, Inc. (a)	2,834,400
6,000	Vertex Pharmaceuticals, Inc. (a)	1,103,700
29,000	Zoetis, Class A	2,919,430

		17,452,464

INDUSTRIALS - 13.8%
50,000	CSX Corp.	3,741,000
50,000	Exponent, Inc.	2,886,000
20,000	Illinois Tool Works	2,870,600
12,000	Lockheed Martin	3,601,920
60,000	Masco	2,358,600

		15,458,120

INFORMATION TECHNOLOGY - 19.6%
40,000	Advanced Micro Devices (a)	1,020,800
13,000	Autodesk, Inc. (a)	2,025,660
60,000	Cognizant Technology Solutions, Class A	4,347,000
12,000	Fortinet, Inc. (a)	1,007,640
40,000	Intel Corp.	2,148,000
20,000	Microsoft Corp.	2,358,800
20,000	Motorola Solutions	2,808,400
7,000	NVIDIA Corp.	1,256,920
6,000	salesforce.com, Inc. (a)	950,220

Shares		Value ($)

INFORMATION TECHNOLOGY (continued)
30,000	Skyworks Solutions	2,474,400
10,000	Visa, Inc., Class A	1,561,900

		21,959,740

MATERIALS - 3.5%
2,000	Omnimax International, Inc. (b)(c)	244,340
60,000	Sonoco Products	3,691,800

		3,936,140

REAL ESTATE - 3.1%
110,000	HCP , REIT	3,443,000

UTILITIES - 2.7%
115,000	Vistra Energy Corp. (a)	2,993,450

	Total Common Stocks (Cost $101,395,213)	104,929,064

Registered Investment Companies - 5.3%
220,978	Highland Merger Arbitrage Fund, Class Z (a)(d)	4,068,201
85,852	NexPoint Strategic Opportunities Fund (d)	1,868,998

	Total Registered Investment Companies (Cost $6,336,227)	5,937,199

Preferred Stock - 1.0%

HEALTHCARE - 1.0% (a)(b)(c)(e)
434,783	AMINO, Inc., Series C	1,173,914

	Total Preferred Stock (Cost $2,500,002)	1,173,914

Total Investments - 100.0%		112,040,177

(Cost $110,231,442)
Other Assets & Liabilities, Net - 0.0%		(46,750)

Net Assets - 100.0%		111,993,427

(a)	Non-income producing security.
(b)

Securities with a total aggregate value of $1,418,254, or 1.3% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $1,418,254, or 1.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2019. Please see Notes to Investment Portfolio.

(d)	Affiliated issuer. Assets with a total aggregate market value of $5,937,199, or 5.3% of net assets, were affiliated with the Fund as of March 31, 2019.
(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services,

6	See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2019	Highland Premier Growth Equity Fund

brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$1,173,914	1.0%

Written option contracts outstanding as of March 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Microsoft	$120.00	Jefferies	April 2019	(100)	1,179,400	$(12,321)	$(10,600)
NIKE	85.00	Jefferies	April 2019	(50)	420,950	(5,623)	(5,700)
NIKE	90.00	Jefferies	April 2019	(100)	841,900	(15,648)	(1,000)
Abbott Laboratories	80.00	Jefferies	April 2019	(160)	1,279,680	(24,231)	(24,480)

						$(57,823)	$(41,780)

See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks - 108.1%

COMMUNICATION SERVICES - 1.3%
15,275	Sinclair Broadcast Group, Class A	587,782

CONSUMER DISCRETIONARY - 8.6%
233,527	Barnes & Noble, Inc.	1,268,052
58,500	Francesca’s Holdings Corp. (a)	39,569
10,100	Genesco, Inc. (a)	460,055
8,200	Gentherm, Inc. (a)	302,252
14,000	K12, Inc. (a)	477,820
7,075	LKQ Corp. (a)	200,789
6,000	Oxford Industries, Inc.	451,560
8,195	Tractor Supply Co.	801,143

		4,001,240

CONSUMER STAPLES - 0.6%
18,400	SpartanNash, Inc.	292,008

ENERGY - 3.4%
27,000	C&J Energy Services, Inc. (a)	419,040
6,420	Dril-Quip, Inc. (a)	294,357
10,650	Oil States International, Inc. (a)	180,624
28,510	SemGroup Corp., Class A	420,237
15,920	SM Energy, Inc.	278,441

		1,592,699

FINANCIAL - 16.6%
5,000,000	Alpha Bank AE ADR (a)	1,825,000
3,094	Canadian Imperial Bank of Commerce	244,643
19,070	Cannae Holdings, Inc. (a)	462,638
9,550	CIT Group, Inc.	458,113
6,377,500	Eurobank Ergasias ADR (a)	2,503,807
2,430	IBERIABANK Corp.	174,255
7,275	KKR, Inc., Class A	170,890
744,050	National Bank of Greece (a)	1,299,972
57,120	Oaktree Specialty Lending Co.	295,882
3,835	Raymond James Financial, Inc.	308,372

		7,743,572

HEALTHCARE - 29.2%
15,500	Acorda Therapeutics, Inc. (a)	205,995
16,600	Aerie Pharmaceuticals, Inc. (a)	788,500
44,200	Amicus Therapeutics, Inc. (a)	601,120
7,100	ANI Pharmaceuticals, Inc. (a)(b)	500,834
2,582	Charles River Laboratories International Inc. (a)(b)	375,035
89,825	Coherus Biosciences, Inc. (a)	1,225,213
35,716	Collegium Pharmaceutical, Inc. (a)(b)	540,740
119,520	Egalet Corp. (a)	986
63,734	Heron Therapeutics, Inc. (a)	1,557,659
6,650	Intersect ENT, Inc. (a)	213,797
4,025	LHC Group, Inc. (a)	446,212
8,245	MEDNAX, Inc. (a)(b)	224,017
52,870	MiMedx Group, Inc. (a)(b)	185,574
4,220	Molina Healthcare, Inc. (a)	599,071
2,100	Nektar Therapeutics, Class A (a)(b)	70,560
2,450	NuVasive, Inc. (a)(b)	139,136
8,750	Pacira Pharmaceuticals, Inc. (a)(b)	333,025
77,800	Paratek Pharmaceuticals, Inc. (a)	417,008
22,285	Patterson Cos., Inc. (b)	486,927

Shares		Value ($)

HEALTHCARE (continued)
79,050	Portola Pharmaceuticals, Inc. (a)(b)	2,743,035
4,255	PRA Health Sciences, Inc. (a)	469,284
22,400	Surgery Partners, Inc. (a)(b)	252,672
67,500	TG Therapeutics, Inc. (a)(b)	542,700
11,055	Ultragenyx Pharmaceutical, Inc. (a)(b)	766,775

		13,685,875

INDUSTRIALS - 5.5%
98,450	America Airports (a)	814,181
14,000	JetBlue Airways Corp. (a)	229,040
28,100	Luxfer Holdings (b)	701,938
5,160	Matson, Inc.	186,224
20,000	Resources Connection, Inc.	330,800
1,400	Teledyne Technologies, Inc. (a)	331,814

		2,593,997

INFORMATION TECHNOLOGY - 7.7%
4,620	CoreLogic, Inc. (a)	172,141
5,500	Cornerstone OnDemand, Inc. (a)	301,290
17,100	Ebix	844,227
7,675	Fortinet, Inc. (a)	644,470
6,750	Science Applications International Corp.	519,412
12,700	SS&C Technologies Holdings	808,863
6,990	Teradata Corp. (a)	305,114

		3,595,517

MATERIALS - 18.6%
26,100	Loma Negra Cia Industrial Argentina ADR (a)	285,795
250,000	MPM Holdings, Inc. (a)	7,512,500
2,205	Quaker Chemical Corp.	441,728
6,600	Sensient Technologies Corp.	447,414

		8,687,437

REAL ESTATE - 12.4%
48,500	Independence Realty Trust, Inc. , REIT	523,315
105,461	Jernigan Capital, Inc. , REIT	2,218,899
57,407	NexPoint Residential Trust , REIT (c)	2,200,984
12,277	RAIT Financial Trust , REIT (a)	22,590
14,300	RLJ Lodging Trust , REIT	251,251
10,266	Spirit MTA , REIT	66,626
13,050	Spirit Realty Capital, Inc. , REIT	518,477

		5,802,142

UTILITIES - 4.2%
61,000	Central Puerto Spon ADR	560,590
5,450	NRG Energy, Inc.	231,516
45,775	Vistra Energy Corp. (a)	1,191,523

		1,983,629

	Total Common Stocks (Cost $50,510,381)	50,565,898

Preferred Stock - 6.9%

REAL ESTATE - 6.9%
161,290	Braemar Hotels & Resorts, Inc., REIT 5.50% (a)	3,211,284

	Total Preferred Stock (Cost $2,499,995)	3,211,284

8	See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2019	Highland Small-Cap Equity Fund

Shares		Value ($)

Master Limited Partnerships - 5.7%

ENERGY - 5.7%
16,440	Andeavor Logistics LP	579,675
52,925	Dynagas LNG Partners LP	119,081
71,290	Energy Transfer Equity LP	1,095,727
7,150	Plains All American Pipeline LP	175,247
22,475	Western Midstream Partners LP	704,816

	Total Master Limited Partnerships (Cost $2,664,563)	2,674,546

Registered Investment Companies - 5.1%
39,325	Highland Global Allocation Fund (c)	508,079
85,855	NexPoint Strategic Opportunities Fund (c)	1,869,063

	Total Registered Investment Companies (Cost $2,463,274)	2,377,142

Contracts

Purchased Call Options (a) - 1.6%
	Total Purchased Call Options (Cost $827,842)	728,000

Total Investments - 127.4%		59,556,870

(Cost $58,966,055)

Contracts		Value ($)

Securities Sold Short (d) - (5.7)%

Exchange-Traded Fund - (3.3)%
(25,250)	Direxion Daily Small Capital Bull 3X Shares	(1,543,280)

	Total Exchange-Traded Funds (Proceeds $1,495,468)	(1,543,280)

Shares

Common Stock - (2.4)%

HEALTHCARE - (2.4)%
(13,300)	Merck & Co., Inc.	(1,106,161)

	Total Common Stocks (Proceeds $1,002,816)	(1,106,161)

	Total Securities Sold Short - (5.7)% (Proceeds $2,498,284)	(2,649,441)

Other Assets & Liabilities, Net - (21.7)%		(10,120,419)

Net Assets - 100.0%		46,787,010

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $3,502,016.
(c)	Affiliated issuer. Assets with a total aggregate market value of $4,578,126, or 9.8% of net assets, were affiliated with the Fund as of March 31, 2019.
(d)	As of March 31, 2019, $2,335,548 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.

Purchased option contracts outstanding as of March 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTION:
Crude Oil	$60.50	Societe Generale	May 2019	350	23,933,000	$827,842	$728,000

Written option contracts outstanding as of March 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTION:
Crude Oil	$64.50	Societe Generale	May 2019	(350)	(23,933,000)	$(281,651)	$(224,000)

See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Total Return Fund

Shares		Value ($)

Common Stocks - 62.7%

COMMUNICATION SERVICES - 25.7%
581	Alphabet, Inc., Class A (a)	683,773
2,606	Alphabet, Inc., Class C (a)	3,057,646
250,059	CenturyLink, Inc.	2,998,208
9,375	Facebook, Inc., Class A (a)	1,562,719
21,600	GCI Liberty, Inc. (a)	1,201,176
9,772	Liberty Global, Class A (a)	243,518
63,951	Liberty Global PLC (a)	1,548,254
128,284	Liberty Media - Liberty Formula One, Class A (a)	4,366,787
35,120	Nintendo Co, Ltd. ADR	1,259,754
19,000	Reading International, Inc., Class A (a)	303,240
16,000	Vivendi	464,052
64,120	Vivendi ADR	1,855,953
7,480	Walt Disney Co.	830,504

		20,375,584

CONSUMER DISCRETIONARY - 5.3%
865	Amazon.com, Inc. (a)	1,540,349
1,635	JG Boswell Co.	1,095,450
10,800	Lennar Corp., Class B	422,496
27,070	Sony Corp. ADR	1,143,437

		4,201,732

CONSUMER STAPLES - 3.1%
20,370	Anheuser-Busch InBev ADR	1,710,469
8,630	Philip Morris International, Inc.	762,806

		2,473,275

FINANCIAL - 8.2%
16,870	Berkshire Hathaway, Class B (a)	3,389,014
16,520	Brookfield Asset Management, Class A	770,658
26,160	Citigroup, Inc.	1,627,675
13,866	Oaktree Capital Group LLC	688,447

		6,475,794

HEALTHCARE - 1.6%
10,921	Bayer, Inc.	706,329
25,800	Bayer, Inc. ADR	415,509
1,800	Celgene (a)	169,812

		1,291,650

INDUSTRIALS - 17.3%
1,067,898	Bollore	4,829,758
2,916	Financiere de L’Odet	2,737,260
627,422	PICO Holdings, Inc. (a)	6,211,478

		13,778,496

MATERIALS - 0.7%
6,927	Keweenaw Land Association (a)	550,696

REAL ESTATE - 0.8%
22,350	Brookfield Property, Inc., Class A , REIT	457,952
1,295	Phillips Edison, REIT (a)(b)(c)	12,874
20,900	VEREIT, Inc., REIT	174,933

		645,759

	Total Common Stocks (Cost $49,982,964)	49,792,986

Principal Amount ($)		Value ($)

Corporate Obligations - 21.8%

COMMUNICATION SERVICES - 3.0%
84,000	Comcast Corp. 5.70%, 07/01/19	84,541
150,000	Discovery Communications LLC 2.20%, 09/20/19	149,411
15,000	2.75%, 11/15/19 (d)	14,972
525,504	iHeartCommunications, Inc. cash/0% PIK14.00%, 02/01/21 (e)	72,257
2,000	Omnicom Group 6.25%, 07/15/19	2,019
40,000	Orange 5.38%, 07/08/19	40,278
700,000	Sky 2.63%, 09/16/19 (d)	698,860
140,000	Time Warner Cable, Inc. 8.25%, 04/01/19	140,000
1,147,000	TWDC Enterprises 18 MTN 1.85%, 05/30/19	1,145,593
35,000	Warner Media 2.10%, 06/01/19	34,953

		2,382,884

CONSUMER DISCRETIONARY - 2.5%
213,000	eBay, Inc. 2.20%, 08/01/19	212,597
545,000	General Motors Financial Co. 2.40%, 05/09/19	544,780
12,000	3.50%, 07/10/19	12,023
5,000	Home Depot 2.00%, 06/15/19	4,994
696,000	Lennar 4.50%, 06/15/19	696,435
219,000	Lennar Corp. 4.50%, 11/15/19	219,821
22,000	Lowe’s 1.15%, 04/15/19	22,000
95,000	McDonald’s MTN 1.88%, 05/29/19	94,794
32,000	MGM Resorts International 5.25%, 03/31/20	32,680
89,000	QVC 3.13%, 04/01/19	89,000
35,000	TRI Pointe Group 4.38%, 06/15/19	35,131

		1,964,255

CONSUMER STAPLES - 1.1%
2,000	Altria Group, Inc. 2.63%, 01/14/20	1,996
90,000	9.25%, 08/06/19	92,008
20,000	BAT Capital VAR ICE LIBOR USD 3 Month+0.590%, 3.28%, 08/14/20	19,961
13,000	Coca-Cola 1.38%, 05/30/19	12,967
35,000	Constellation Brands, Inc. 2.00%, 11/07/19	34,814
7,000	3.88%, 11/15/19	7,038
55,000	General Mills 2.20%, 10/21/19	54,798
4,000	JM Smucker 2.20%, 12/06/19	3,983
3,000	Kimberly-Clark 1.90%, 05/22/19	2,997
4,000	Philip Morris International, Inc. 1.88%, 11/01/19	3,981
500,000	Reynolds American, Inc. 8.13%, 06/23/19	505,677
145,000	Sysco 1.90%, 04/01/19	145,000

		885,220

ENERGY - 0.8%
75,000	Energy Transfer Operating 9.00%, 04/15/19	75,158
326,000	Kinder Morgan Energy Partners 6.85%, 02/15/20	336,552

10	See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Total Return Fund

Principal Amount ($)		Value ($)

Corporate Obligations (continued)

ENERGY (continued)
200,000	Kinder Morgan, Inc. 3.05%, 12/01/19	200,228
42,000	5.63%, 11/15/23 (d)	45,892

		657,830

FINANCIAL - 3.5%
12,000	American Express Credit MTN 2.25%, 08/15/19	11,982
217,000	Bank of America MTN 2.65%, 04/01/19	217,000
50,000	Bank of New York Mellon MTN 2.60%, 08/17/20	50,004
100,000	Capital One Bank USA 2.30%, 06/05/19	99,931
21,000	CNA Financial Corp. 5.88%, 08/15/20	21,841
25,000	Goldman Sachs Group, Inc. MTN VAR ICE LIBOR USD 3 Month+1.600%, 4.39%, 07/15/20	25,336
25,000	Jefferies Group 8.50%, 07/15/19	25,394
1,000,000	JPMorgan Chase & Co. 2.25%, 01/23/20	996,471
265,000	VAR ICE LIBOR USD 3 Month+3.470%, 6.22%, 12/31/49 (f)	266,716
24,000	Marsh & McLennan 2.35%, 09/10/19	23,973
500,000	Morgan Stanley MTN 7.30%, 05/13/19	502,590
13,000	Nasdaq 5.55%, 01/15/20	13,272
500,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	520,737

		2,775,247

HEALTHCARE - 4.1%
245,000	Amgen, Inc. 1.90%, 05/10/19	244,861
30,000	2.20%, 05/22/19	29,988
47,000	Anthem 2.25%, 08/15/19	46,917
175,000	Bayer US Finance II 2.13%, 07/15/19 (d)	174,473
100,000	Cardinal Health, Inc. 1.95%, 06/14/19	99,826
100,000	2.40%, 11/15/19	99,722
70,000	Celgene 2.25%, 05/15/19	69,955
990,000	CVS Health Corp. 2.25%, 08/12/19	987,815
28,000	Express Scripts Holding 2.25%, 06/15/19	27,958
44,000	HCA, Inc. 6.50%, 02/15/20	45,288
50,000	Humana 2.63%, 10/01/19	49,941
9,000	Medtronic, Inc. 2.50%, 03/15/20	8,992
875,000	Pfizer, Inc. 2.10%, 05/15/19	874,526
26,000	Roche Holdings, Inc. 2.25%, 09/30/19 (d)	25,944
100,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/19	99,580
50,000	Tenet Healthcare Corp. 4.75%, 06/01/20	50,812
30,000	6.00%, 10/01/20	31,200
309,000	Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/19	308,345
3,000	Zimmer Biomet Holdings 4.63%, 11/30/19	3,033

		3,279,176

Principal Amount ($)		Value ($)

INDUSTRIALS - 5.8%
61,000	Bombardier, Inc. 7.75%, 03/15/20 (d)	63,783
43,000	Burlington Northern Santa Fe LLC 4.70%, 10/01/19	43,461
580,000	Canadian Pacific Railway Co. 7.25%, 05/15/19	583,069
250,000	Emerson Electric 4.88%, 10/15/19	252,902
250,000	General Electric MTN 5.50%, 01/08/20	255,470
645,000	General Electric Co. VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, 12/29/49 (f)	603,381
386,000	Lockheed Martin 4.25%, 11/15/19	389,675
54,000	Republic Services 5.00%, 03/01/20	55,095
432,000	5.50%, 09/15/19	437,132
1,205,000	Rockwell Collins 1.95%, 07/15/19	1,202,041
268,000	5.25%, 07/15/19	269,765
250,000	Southwest Airlines 2.75%, 11/06/19	249,801
125,000	United Parcel Service 5.13%, 04/01/19	125,000
37,000	United Technologies 8.88%, 11/15/19	38,398
90,000	United Technologies Corp. 1.50%, 11/01/19	89,392

		4,658,365

INFORMATION TECHNOLOGY - 0.1%
17,000	Hughes Satellite Systems 6.50%, 06/15/19	17,118
31,000	Tyco Electronics Group 2.35%, 08/01/19	30,957
3,000	Western Union 3.35%, 05/22/19	3,002

		51,077

MATERIALS - 0.3%
5,000	Air Products & Chemicals, Inc. 4.38%, 08/21/19	5,032
133,000	Monsanto 2.13%, 07/15/19	132,401
95,000	Vulcan Materials VAR ICE LIBOR USD 3 Month+0.600%, 3.21%, 06/15/20	94,883

		232,316

REAL ESTATE - 0.0%
30,000	Iron Mountain, Inc. 6.00%, 08/15/23	30,863

UTILITIES - 0.6%
5,000	NextEra Energy Capital Holdings 2.40%, 09/15/19	4,995
209,000	Sempra Energy 1.63%, 10/07/19	207,539
15,000	Virginia Electric & Power 5.00%, 06/30/19	15,072
250,000	WEC Energy Group VAR ICE LIBOR USD 3 Month+2.113%, 4.80%, 05/15/67	221,619

		449,225

	Total Corporate Obligations (Cost $17,700,854)	17,366,458

See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Total Return Fund

Principal Amount ($)/Shares		Value ($)

Registered Investment Companies - 5.4%
11,770	BlackRock Taxable Municipal Bond Trust	264,001
16,625	Cohen & Steers Limited Duration Preferred and Income Fund	391,006
32,996	DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	662,940
21,841	Flaherty & Crumrine Dynamic Preferred and Income Fund	515,908
20,965	Guggenheim Taxable Municipal Managed Duration Trust	471,839
138,448	Kayne Anderson Midstream	1,647,531
5,052	Nuveen Taxable Municipal Income Fund	103,667
39,710	TCW Strategic Income Fund	218,405

	Total Registered Investment Companies (Cost $3,953,761)	4,275,297

U.S. Treasury Obligations - 3.8%
500,000	U.S. Treasury Notes 1.38%, 1/15/2020	495,899
500,000	1.75%, 12/31/2020	495,156
2,000,000	U.S. Treasury Bills 2.26%, 4/25/2019 (g)	1,996,888

	Total U.S. Treasury Obligations (Cost $2,996,018)	2,987,943

Preferred Stock - 1.9%

COMMUNICATION SERVICES - 0.6%
23,100	Qwest Corp. 6.50%	540,957

FINANCIAL - 0.7%
395	Wells Fargo & Co. 7.50%	510,478

REAL ESTATE - 0.6%
10,200	American Homes 4 Rent, REIT 6.35%	266,220
7,492	RLJ Lodging Trust, REIT 1.95%	188,499

		454,719

	Total Preferred Stock (Cost $1,470,703)	1,506,154

Agency Mortgage-Backed Securities - 1.5%
49,783	Federal Home Loan Mortgage Corp. 5.00%, 6/1/2041	54,241
425,689	Federal National Mortgage Assoc. 3.00%, 2/1/2043 to 6/1/2043 (h)	426,257
190,080	3.50%, 11/1/2042 to 2/1/2043 (h)	194,765
73,115	4.00%, 2/1/2044	76,138
126,134	4.50%, 11/1/2040 to 1/1/2041 (h)	133,241
70,059	5.00%, 6/1/2041	76,214
107,420	Government National Mortgage Assoc. 3.50%, 5/20/2043	110,144
123,311	4.00%, 1/20/2041 to 4/20/2043 (h)	128,442

	Total Agency Mortgage-Backed Securities (Cost $1,200,642)	1,199,442

Mortgage-Backed Securities - 0.2%
16,541	Federal National Mortgage Assoc. 4.50%, 2/1/2040	17,496
107,918	Government National Mortgage Assoc. 3.00%, 4/20/2043 to 6/20/2043 (h)	108,614

Principal Amount ($)/Shares		Value ($)
45,989	4.50%, 5/20/2040 to 3/20/2041 (h)	48,450

	Total Mortgage-Backed Securities (Cost $172,556)	174,560

Non-Agency Collateralized Mortgage-Backed Securities - 0.1%
12,389	Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX 5.42%, 1/15/2049	12,444
60,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047	63,083
501	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM 6.11%, 7/15/2040	501
572	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL 6.11%, 7/15/2040 (d)	573
40,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047	41,978

	Total Non-Agency Collateralized Mortgage-Backed Security (Cost $115,271)	118,579

Asset-Backed Security - 0.0%
1	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A VAR ICE LIBOR USD 1 Month+0.740%, 3.23%, 1/25/2034 (i)	1

	Total Asset-Backed Security (Cost $1)	1

Agency Collateralized Mortgage Obligations - 0.0%
60,230	Federal National Mortgage Assoc. REMIC, Series 2012-93, Class SW VAR LIBOR USD 1 Month+6.100%, 3.61%, 9/25/2042 (j)	9,364
3,833	Federal National Mortgage Assoc. STRIPS, Series 2004-354, Class 1 0.00%, 12/25/2034 (k)	3,317

	Total Agency Collateralized Mortgage Obligations (Cost $30,690)	12,681

Cash Equivalents - 3.2%

MONEY MARKET FUND (l) - 3.2%
2,525,695	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.390%	2,525,695

	Total Cash Equivalents (Cost $2,525,695)	2,525,695

Total Investments - 100.6%		79,959,796

(Cost $80,149,155)
Other Assets & Liabilities, Net - (0.6)%		(499,467)

Net Assets - 100.0%		79,460,329

12	See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2019	Highland Total Return Fund

(a)	Non-income producing security.
(b)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $12,874, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2019. Please see Notes to Investment Portfolio.

(c)

Securities with a total aggregate value of $12,874, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $924,799 or 1.2% of net assets.

(e)	The issuer is, or is in danger of being, in default of its payment obligation.
(f)	Perpetual maturity. Maturity date presented represents the next call date.
(g)	Rate shown represents the effective yield to maturity at date of purchase.
(h)	Securities are grouped by coupon and represent a range of maturities.
(i)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.49% and 3 months equal to 2.60%.

(j)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(k)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(l)	Rate shown is 7 day effective yield.

The Fund invested in the following countries as of March 31, 2019:

Country	Percentage (based on Total Investments)*
United States	85.0%
France	10.1%
Japan	1.6%
Germany	1.1%
United Kingdom	0.9%
Canada	0.8%
Israel	0.4%
Switzerland	0.1%

100.0%

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Media & Entertainment	19.6%	2.2%	21.8%
Transportation	0.0%	9.4%	9.4%
Commercial Services & Supplies	7.8%	0.0%	7.8%
Diversified Financials	6.1%	0.0%	6.1%
Telecommunication Services	3.7%	0.0%	3.7%
Consumer Durables & Apparel	3.4%	0.0%	3.4%
Food, Beverage & Tobacco	3.1%	0.0%	3.1%
Banks	2.0%	0.0%	2.0%
Retailing	1.9%	0.0%	1.9%
Pharmaceuticals, Biotechnology & Life Sciences	0.7%	0.9%	1.6%
Real Estate	0.8%	0.0%	0.8%
Materials	0.7%	0.0%	0.7%

			62.3%

Sector	Percentage (based on Total Investments)*
Corporate Obligation	21.7%
U.S. Treasury Obligation	3.7%
Preferred Stock	1.9%
Agency Mortgage-Backed Security	1.5%
Other (each less than 1.0%)	0.4%

29.2%

Other Instruments	Percentage (based on Total Investments)*
Registered Investment Company	5.3%
Cash Equivalent	3.2%

8.5%

100.0%

[1]	Includes domestic and foreign equity securities
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation.

See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Corporate Obligations - 38.0%

COMMUNICATION SERVICES - 3.0%
471,000	AT&T VAR ICE LIBOR USD 3 Month+0.950%, 3.74%, 07/15/21	476,713
336,000	5.15%, 03/15/42	344,330
205,000	Cequel Communications Holdings I 5.13%, 12/15/21 (a)	206,872
103,000	Comcast 4.75%, 03/01/44	111,809
2,125,000	NBCUniversal Media 5.15%, 04/30/20	2,178,493
119,000	Sprint 7.25%, 09/15/21	125,247
1,140,000	Walt Disney 5.65%, 08/15/20 (a)	1,186,432
946,000	Warner Media 4.00%, 01/15/22	972,559
168,000	5.35%, 12/15/43	176,774

		5,779,229

CONSUMER DISCRETIONARY - 2.2%
750,000	Block Financial 4.13%, 10/01/20	760,145
750,000	eBay, Inc. 2.20%, 08/01/19	748,579
750,000	Ford Motor Credit VAR ICE LIBOR USD 3 Month+1.080%, 3.82%, 08/03/22	717,326
200,000	5.88%, 08/02/21	207,161
250,000	General Motors Financial VAR ICE LIBOR USD 3 Month+1.270%, 4.06%, 10/04/19	250,809
197,000	VAR ICE LIBOR USD 3 Month+1.550%, 4.35%, 01/14/22	197,628
650,000	Signet UK Finance 4.70%, 06/15/24	555,750
750,000	Tapestry 4.25%, 04/01/25	755,799

		4,193,197

CONSUMER STAPLES - 1.1%
108,000	Altria Group 2.95%, 05/02/23	107,333
450,000	3.80%, 02/14/24	458,263
108,000	4.50%, 05/02/43	97,263
250,000	Altria Group, Inc. 2.63%, 01/14/20	249,481
1,000,000	Mondelez International 3.00%, 05/07/20	1,002,505
111,000	Philip Morris International 4.13%, 03/04/43	105,127
40,000	Sysco 1.90%, 04/01/19	40,000

		2,059,972

ENERGY - 3.4%
500,000	Chesapeake Energy VAR ICE LIBOR USD 3 Month+3.250%, 6.04%, 04/15/19	500,125
259,000	Energy Transfer Operating 6.50%, 02/01/42	288,173
65,000	Kerr-McGee 6.95%, 07/01/24	74,744
181,000	Kinder Morgan Energy Partners 3.50%, 09/01/23	183,439
205,000	4.30%, 05/01/24	214,274
1,300,000	Kinder Morgan, Inc. 3.05%, 12/01/19	1,301,482
120,000	Sabine Pass Liquefaction 5.63%, 02/01/21	124,679
190,000	Unit 6.63%, 05/15/21	183,350

Principal Amount ($)		Value ($)

ENERGY (continued)
95,000	Weatherford International 5.95%, 04/15/42	53,647
1,567,000	Williams 4.13%, 11/15/20	1,592,354
197,000	4.55%, 06/24/24	208,063
317,000	5.25%, 03/15/20	323,819
1,280,000	7.88%, 09/01/21	1,415,165

		6,564,497

FINANCIAL - 13.6%
455,000	Andina de Fomento 4.38%, 06/15/22	472,977
750,000	Assured Guaranty US Holdings 5.00%, 07/01/24	804,649
3,000	Bank of America MTN 4.10%, 07/24/23	3,138
980,000	VAR ICE LIBOR USD 3 Month+1.750%, 4.35%, 09/28/20	991,058
810,000	Capital One Financial VAR ICE LIBOR USD 3 Month+0.950%, 3.55%, 03/09/22	813,655
475,000	Charles Schwab VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, 02/28/49 (b)	506,096
750,000	Citigroup VAR ICE LIBOR USD 3 Month+4.059%, 5.88%, 12/29/49 (b)	757,759
253,000	Five Corners Funding Trust 4.42%, 11/15/23 (a)	267,236
103,000	Genworth Holdings 4.80%, 02/15/24	85,490
101,000	7.70%, 06/15/20	101,250
835,000	Goldman Sachs Capital III VAR ICE LIBOR USD 3 Month+0.770%, 4.00%, 09/29/49 (b)	635,832
2,000,000	Goldman Sachs Group, Inc. MTN 3.00%, 09/24/19	1,997,695
750,000	VAR ICE LIBOR USD 3 Month+1.170%, 3.85%, 11/15/21	757,177
247,000	4.00%, 03/03/24	254,898
516,000	VAR ICE LIBOR USD 3 Month+1.400%, 4.05%, 08/26/20	521,045
750,000	VAR ICE LIBOR USD 3 Month+1.750%, 4.51%, 10/28/27	757,963
500,000	Independent Bank Group VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	500,503
304,000	Invesco Finance 3.13%, 11/30/22	304,212
450,000	JPMorgan Chase VAR ICE LIBOR USD 3 Month+3.800%, 5.30%, 12/31/49 (b)	454,817
359,000	JPMorgan Chase & Co. VAR ICE LIBOR USD 3 Month+3.470%, 6.22%, 12/31/49 (b)	361,325
2,000,000	VAR ICE LIBOR USD 3 Month+3.780%, 6.75%, 12/31/49 (b)	2,193,830
221,000	Liberty Mutual Group 4.25%, 06/15/23 (a)	229,108
750,000	Manufacturers & Traders Trust VAR ICE LIBOR USD 3 Month+0.640%, 3.27%, 12/01/21	746,647

14	See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Corporate Obligations (continued)

FINANCIAL (continued)
750,000	Mellon Capital IV VAR ICE LIBOR USD 3 Month+0.565%, 4.00%, 12/20/66 (b)	621,731
1,550,000	MetLife VAR ICE LIBOR USD 3 Month+3.575%, 5.25%, 12/29/49 (b)	1,563,245
500,000	Morgan Stanley MTN VAR ICE LIBOR USD 3 Month +0.500%, 3.00%, 02/21/20	489,375
250,000	VAR ICE LIBOR USD 3 Month+1.120%, 3.73%, 12/15/19	248,437
500,000	VAR CPI YOY+2.000%, 3.91%, 02/11/20	510,000
500,000	VAR ICE LIBOR USD 3 Month+1.250%, 4.03%, 01/16/20	500,135
224,000	4.88%, 11/01/22	236,539
850,000	NTC Capital II VAR ICE LIBOR USD 3 Month+0.590%, 3.38%, 04/15/27	787,045
750,000	Old Republic International 4.88%, 10/01/24	791,435
250,000	People’s United Bank 4.00%, 07/15/24	252,593
895,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	932,120
750,000	State Street VAR ICE LIBOR USD 3 Month+1.000%, 3.61%, 06/15/47	593,576
750,000	Stifel Financial 3.50%, 12/01/20	754,607
1,000,000	UBS 5.13%, 05/15/24	1,022,762
1,025,000	US Bancorp VAR ICE LIBOR USD 3 Month+3.486%, 5.13%, 12/29/49 (b)	1,038,448
795,000	Wachovia Capital Trust II VAR ICE LIBOR USD 3 Month+0.500%, 3.29%, 01/15/27	732,143
750,000	Wells Fargo MTN 4.13%, 08/15/23	777,589

		26,370,140

HEALTHCARE - 2.9%
197,000	Allergan Funding SCS 3.85%, 06/15/24	199,553
112,000	CommonSpirit Health 2.95%, 11/01/22	111,296
800,000	CVS Health 2.13%, 06/01/21	786,647
2,000,000	2.80%, 07/20/20	1,997,941
775,000	3.13%, 03/09/20	777,351
750,000	3.35%, 03/09/21	755,998
187,000	Endo Finance 5.38%, 01/15/23 (a)	154,275
395,000	Express Scripts Holding 2.25%, 06/15/19	394,414
209,000	Gilead Sciences 3.70%, 04/01/24	215,952
114,000	HCA, Inc. 6.50%, 02/15/20	117,338
97,000	Mylan 5.40%, 11/29/43	89,227

		5,599,992

INDUSTRIALS - 3.2%
1,554,000	BNSF Funding Trust I VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,680,612
150,000	CNH Industrial Capital 3.38%, 07/15/19	150,209

Principal Amount ($)		Value ($)

INDUSTRIALS (continued)
383,000	General Electric MTN 2.20%, 01/09/20	380,606
750,000	VAR ICE LIBOR USD 3 Month+0.300%, 3.09%, 05/13/24	690,229
689,000	General Electric Co. VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, 12/29/49 (b)	644,542
500,000	International Lease Finance 5.88%, 08/15/22	539,351
775,000	Masco 5.95%, 03/15/22	829,273
747,000	Pitney Bowes 4.63%, 03/15/24	696,578
605,000	United Technologies VAR ICE LIBOR USD 3 Month+0.650%, 3.33%, 08/16/21	605,404

		6,216,804

INFORMATION TECHNOLOGY - 0.6%
500,000	Motorola Solutions 3.50%, 03/01/23	502,763
750,000	Western Union 3.60%, 03/15/22	762,275

		1,265,038

MATERIALS - 1.4%
1,020,000	Martin Marietta Materials VAR ICE LIBOR USD 3 Month+0.650%, 3.31%, 05/22/20	1,019,974
750,000	Sherwin-Williams 2.25%, 05/15/20	745,688
975,000	4.20%, 01/15/22	1,004,303

		2,769,965

REAL ESTATE - 4.3%
750,000	Corporate Office Properties 5.25%, 02/15/24	790,305
750,000	EPR Properties 5.75%, 08/15/22	799,099
2,000,000	National Retail Properties 3.80%, 10/15/22	2,044,475
1,800,000	Realty Income 5.75%, 01/15/21	1,881,491
1,394,000	VEREIT Operating Partnership 4.13%, 06/01/21	1,417,670
698,000	4.60%, 02/06/24	718,641
569,000	WP Carey 4.60%, 04/01/24	591,853

		8,243,534

UTILITIES - 2.3%
103,000	CMS Energy 4.88%, 03/01/44	112,920
111,000	Evergy 4.85%, 06/01/21	114,404
142,000	PacifiCorp 6.25%, 10/15/37	181,569
1,750,000	Southern VAR ICE LIBOR USD 3 Month+3.630%, 5.50%, 03/15/57	1,783,183
2,460,000	WEC Energy Group VAR ICE LIBOR USD 3 Month+2.113%, 4.80%, 05/15/67	2,180,729

		4,372,805

	Total Corporate Obligations (Cost $73,664,415)	73,435,173

See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities - 11.7%
2,265,000	American Express Credit Account Master Trust, Series 2018-4, Class A 2.99%, 12/15/2023	2,287,404
1,000,000	Avis Budget Rental Car Funding AESOP, Series 2014-2A, Class A 2.50%, 2/20/2021 (a)	997,265
410,000	Avis Budget Rental Car Funding AESOP, Series 2016-1A, Class A 2.99%, 6/20/2022 (a)	410,769
60,000	BMW Vehicle Lease Trust, Series 2017-2, Class A4 2.19%, 3/22/2021	59,707
750,000	Capital Auto Receivables Asset Trust, Series 2015-2, Class D 3.16%, 11/20/2020	750,600
518,622	DT Auto Owner Trust, Series 2015-3A, Class D 4.53%, 10/17/2022 (a)	521,682
2,000,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A 2.31%, 4/15/2026 (a)	1,994,763
2,200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A 2.44%, 1/15/2027 (a)	2,191,496
1,000,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1 3.13%, 3/15/2023 (a)	1,008,070
185,307	Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.97%, 3/15/2021	185,356
4,607,429	Small Business Administration VAR Prime Rate by Country-2.600%, 2.90%, 5/24/2043 to 12/25/2043 (c)	4,599,317
822,751	VAR Prime Rate by Country-2.520%, 2.98%, 9/25/2036	821,260
3,916,128	VAR Prime Rate by Country-2.500%, 3.00%, 3/25/2025 to 5/25/2028 (c)	3,914,545
1,939,840	VAR Prime Rate by Country-2.450%, 3.05%, 7/25/2028	1,938,248
1,000,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3 1.93%, 1/18/2022	992,929

	Total Asset-Backed Securities (Cost $22,590,835)	22,673,411

Agency Mortgage-Backed Securities - 11.7%
1,011,690	Federal Home Loan Mortgage Corp. 4.00%, 5/1/2044	1,058,069
157,440	5.00%, 6/1/2041	171,536
3,289,379	Federal National Mortgage Assoc. 3.00%, 2/1/2043 to 6/1/2043 (c)	3,293,813
1,401,193	3.50%, 11/1/2042 to 2/1/2043 (c)	1,436,000
1,528,380	4.00%, 1/1/2041 to 3/1/2044 (c)	1,593,390
2,053,329	4.50%, 10/1/2039 to 4/1/2041 (c)	2,171,221
221,549	5.00%, 6/1/2041	241,012
3,384,251	Government National Mortgage Assoc. 3.25%, 3/16/2059	3,385,309
1,205,743	3.50%, 5/20/2043	1,236,313
1,229,535	4.00%, 1/20/2041 to 4/20/2043 (c)	1,280,783

Principal Amount ($)		Value ($)
689,651	Government National Mortgage Assoc., Series 24, Class A 2.25%, 9/16/2044	666,506
2,494,962	Government National Mortgage Assoc., Series 2018-156, Class AD 3.25%, 8/16/2059	2,473,092
630,017	Government National Mortgage Assoc., Series 2018-2, Class AG 2.40%, 6/16/2050	610,619
616,067	Government National Mortgage Assoc., Series 2018-123, Class AH 3.25%, 9/16/2052	614,404
1,987,600	Government National Mortgage Assoc., Series 2018-129, Class AG 3.10%, 5/16/2059	1,974,921
490,177	Government National Mortgage Assoc., Series 3, Class AG 2.50%, 10/16/2058	468,638

	Total Agency Mortgage-Backed Securities (Cost $22,676,038)	22,675,626

Municipal Bonds - 9.6%

CALIFORNIA - 1.9%
500,000	Adelanto Public Utility Authority Insured: AGM 3.75%, 07/01/24	521,630
200,000	California State 3.27%, 04/01/47	200,848
1,500,000	7.95%, 03/01/36	1,571,730
365,000	Industry Public Facilities Authority of California Insured: AGM 5.04%, 01/01/27	374,187
300,000	San Francisco City & County Redevelopment Financing Authority 8.26%, 08/01/29	405,225
470,000	Stanton Redevelopment Agency 8.63%, 12/01/21	543,141

		3,616,761

ILLINOIS - 1.3%
1,500,000	Illinois Housing Development Authority 2.35%, 08/01/34	1,500,000
1,005,000	Wheaton College 2.40%, 10/01/35	1,005,000

		2,505,000

KENTUCKY - 0.4%
750,000	Clark County School District Finance Corp Insured: ST INTERCEPT 5.20%, 06/01/26	778,335

MICHIGAN - 0.7%
750,000	Belding Area Schools Insured: Q-SBLF 6.50%, 05/01/25	785,108
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/26	682,936

		1,468,044

MISSISSIPPI - 0.5%
960,000	Mississippi Business Finance Corp. Insured: Trustmark National Bank 2.62%, 08/01/21 (e)	960,000

16	See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Municipal Bonds (continued)

NEW YORK - 0.6%
320,000	New York & New Jersey Port Authority 4.46%, 10/01/62	359,206
720,000	New York State Dormitory Authority 5.00%, 01/01/24	736,423

		1,095,629

NORTH DAKOTA - 0.4%
750,000	Kindred Public School District No. 2 6.00%, 08/01/27	869,550

PENNSYLVANIA - 0.1%
200,000	Pennsylvania Turnpike Commission 7.47%, 06/01/25	206,936

TEXAS - 1.7%
750,000	North Texas Tollway Authority 8.91%, 02/01/30	785,310
2,500,000	Texas State 2.50%, 06/01/45	2,500,000

		3,285,310

WASHINGTON - 0.4%
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/22	762,818

WISCONSIN - 1.6%
1,500,000	Wisconsin Housing & Economic Development Authority 2.50%, 03/01/38	1,500,000
400,000	Wisconsin Housing & Economic Development Authority 2.50%, 09/01/37	400,000
1,200,000	Wisconsin Housing & Economic Development Authority 2.50%, 05/01/30	1,200,000

		3,100,000

	Total Municipal Bonds (Cost $18,440,171)	18,648,383

U.S. Treasury Obligations - 6.9%
2,500,000	U.S. Treasury Notes 1.00%, 11/30/2019	2,476,709
2,500,000	1.50%, 4/15/2020	2,477,197
4,500,000	1.63%, 8/31/2019 to 7/31/2020 (c)	4,470,820
3,000,000	1.88%, 12/31/2019	2,987,569
1,000,000	3.63%, 2/15/2020	1,010,098

	Total U.S. Treasury Obligations (Cost $13,399,488)	13,422,393

Non-Agency Collateralized Mortgage-Backed Security - 4.2%
104,744	Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX 5.42%, 1/15/2049	105,211
100,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class AM 4.56%, 8/10/2046 (a)	105,804

Shares/Principal Amount ($)		Value ($)
120,000	Commercial Mortgage Pass-Through Certificates, Series CR14, Class AM 4.53%, 2/10/2047	126,552
2,058,163	FRESB Multifamily Mortgage Pass- Through Trust, Series 2018-SB53, Class A10F 3.66%, 6/25/2028	2,131,925
2,000,000	FRESB Multifamily Mortgage Pass- Through Trust, Series 2019-SB60 3.31%, 1/25/2029	2,032,813
1,425,516	FRESB Multifamily Mortgage Pass- Through Trust, Series 2017-SB42, Class A10F 2.96%, 10/25/2027	1,423,210
625,283	Government National Mortgage Assoc., Series 2011-10, Class AC 3.57%, 11/16/2044	630,217
105,000	GS Mortgage Securities Trust, Series 2014-GC20, Class AS 4.26%, 4/10/2047	107,865
153,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047	160,860
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C 4.82%, 2/15/2047	104,166
3,577	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL 6.11%, 7/15/2040 (a)	3,581
3,147	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM 6.11%, 7/15/2040	3,151
210,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013- C10, Class AS 4.09%, 7/15/2046	217,977
191,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013- C10, Class C 4.09%, 7/15/2046	191,161
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class B 5.21%, 3/15/2045 (a)	104,721
11,882	Morgan Stanley Capital I Trust, Series 2006-T21, Class AJ 5.27%, 10/12/2052	11,927
140,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B 4.72%, 3/15/2047	147,314
263,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047	276,006
115,000	WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS 4.26%, 12/15/2046	121,333

	Total Non-Agency Collateralized Mortgage-Backed Security (Cost $7,839,292)	8,005,794

Registered Investment Companies - 3.3%
60,251	BlackRock Taxable Municipal Bond Trust	1,351,430
26,679	Cohen & Steers Limited Duration Preferred and Income Fund	631,492
40,750	DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	823,150

See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Fixed Income Fund

Shares/Principal Amount ($)		Value ($)

Registered Investment Companies (continued)
46,617	DoubleLine Income Solutions Fund	929,077
120,000	Nuveen Credit Strategies Income Fund	927,600
41,232	Nuveen Taxable Municipal Income Fund	846,080
37,000	PIMCO Dynamic Credit and Mortgage Income Fund	866,910

	Total Registered Investment Companies (Cost $6,224,448)	6,375,739

U.S. Government Agency - Asset-Backed Securities - 3.1%
2,378,054	SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/11/2028	2,459,985
2,000,000	SBA Small Business Investment Company, Series 2019-10A, Class 1 3.11%, 3/10/2029	2,030,623
1,472,000	United States Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	1,538,703

	Total U.S. Government Agency - Asset-Backed Securities (Cost $5,874,928)	6,029,311

U.S. Government Agencies - 2.8%
1,000,000	Federal Home Loan Mortgage Corp. MTN 1.75%, 6/30/2021	997,097
2,500,000	Federal National Mortgage Assoc. 2.00%, 6/30/2019 to 12/30/2019 (c)	2,498,103
2,000,000	2.25%, 10/29/2019	1,989,708

	Total U.S. Government Agencies (Cost $5,498,726)	5,484,908

Preferred Stock - 2.3%

COMMUNICATION SERVICES - 0.5%
37,775	Qwest Corp. 6.75%	905,089

FINANCIAL - 1.2%
28,000	GMAC Capital Trust I 8.47% (d)	729,120
33,506	Monroe Capital 5.75%	833,294
28,500	PNC Financial Services Group 6.13% (d)	763,800

		2,326,214

REAL ESTATE - 0.6%
18,679	Brookfield Property, REIT 6.38%	472,579
20,000	Brookfield Property Partners 6.50%	496,600
10,215	VEREIT, REIT 6.70%	257,111

		1,226,290

	Total Preferred Stock (Cost $4,358,097)	4,457,593

Foreign Corporate Obligations (f) - 2.0%

COMMUNICATION SERVICES - 0.2%
295,000	America Movil, 5.00%, 03/30/20	300,906
109,000	Tencent Holdings MTN, 3.38%, 05/02/19 (a)	109,066

		409,972

CONSUMER DISCRETIONARY - 0.3%
495,000	Volkswagen Group of America Finance, 2.13%, 05/23/19 (a)	494,444

Shares/Principal Amount ($)		Value ($)

ENERGY - 0.3%
205,000	CNOOC Nexen Finance, Series 2014 ULC, 4.25%, 04/30/24	214,561
106,000	Equinor, 4.80%, 11/08/43	123,004
138,000	Nexen Energy ULC, 6.40%, 05/15/37	178,260

		515,825

FINANCIAL - 1.1%
500,000	Bank of Nova Scotia MTN, VAR ICE LIBOR USD 3 Month+0.250%, 2.88%, 08/28/19	500,228
200,000	Intesa Sanpaolo MTN, 5.02%, 06/26/24 (a)	193,441
394,000	Macquarie Bank MTN, 2.60%, 06/24/19 (a)	393,855
249,000	Mizuho Bank, 2.45%, 04/16/19 (a)	248,949
240,000	Standard Chartered, 5.70%, 03/26/44 (a)	261,026
800,000	USB Capital IX, VAR ICE LIBOR USD 3 Month+1.020%, 3.81%, 04/15/49 (b)	629,180

		2,226,679

INDUSTRIALS - 0.1%
205,000	Nutrien, 4.90%, 06/01/43	209,889

	Total Foreign Corporate Obligations (Cost $3,853,934)	3,856,809

Common Stocks - 1.4%

REAL ESTATE - 1.4%
23,221	Phillips Edison , REIT (g)(h)(i)	230,819
55,785	Retail Opportunity Investments , REIT	967,312
173,000	VEREIT, Inc. , REIT	1,448,010

	Total Common Stocks (Cost $3,135,655)	2,646,141

Agency Collateralized Mortgage Obligations - 1.0%
1,808,848	Federal National Mortgage Assoc. REMIC, Series 2016-104, Class QA 3.00%, 11/25/2043	1,834,391
77,842	Federal National Mortgage Assoc. REMIC, Series 2010-16, Class PA 4.50%, 2/25/2040	81,430

	Total Agency Collateralized Mortgage Obligations (Cost $1,883,126)	1,915,821

Cash Equivalents - 0.0%

Money Market Fund (j) - 0.0%
76,833	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.390%	76,833

	Total Cash Equivalents (Cost $76,833)	76,833

Total Investments - 98.0%		189,703,935

(Cost $189,515,986)
Other Assets & Liabilities, Net - 2.0%		3,865,030

Net Assets - 100.0%		193,568,965

18	See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2019	Highland Fixed Income Fund

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $11,082,855 or 5.7% of net assets.

(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	Securities are grouped by coupon and represent a range of maturities.
(d)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.49% and 3 months equal to 2.60%.

(e)	Securities held in connection with a letter of credit issued by a major bank.
(f)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(g)

Securities with a total aggregate value of $230,819, or 0.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(h)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $230,819, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2019. Please see Notes to Investment Portfolio.

(i)	Non-income producing security.
(j)	Rate shown is 7 day effective yield.

See Glossary on page 20 for abbreviations along with accompanying Notes to Financial Statements.	19

GLOSSARY: (abbreviations that may be used in the preceding statements) (unaudited)

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal Corp.
Q-SBLF	Qualified School Board Loan Fund
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept

Other Abbreviations:
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRESB	Freddie Mac Small Balance
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MLP	Master Limited Partnership
MTN	Medium-Term Note
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
USD	United States Dollar
VAR	Variable Rate

20	Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2019 (unaudited)	Highland Funds II

	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Fixed Income Fund ($)
Assets
Investments, at value	106,102,978	54,978,744	77,434,101	189,627,102
Affiliated investments, at value (Note 9)	5,937,199	4,578,126	—	—

Total Investments, at value	112,040,177	59,556,870	77,434,101	189,627,102
Cash equivalents (Note 2)	—	—	2,525,695	76,833
Cash	150,663	1,076,191	1,145	3,327,513
Foreign tax reclaim receivable	1,272	—	28,228	—
Receivable for:
Investment sold	12,874,905	—	—	4,520,291
Dividends and interest	50,607	134,117	238,282	1,248,650
Fund shares sold	1,260	170,338	7,111	636,181
Due from broker	57,842	2,847,402	—	—
Prepaid expenses and other assets	40,644	62,642	88,449	97,594

Total assets	125,217,370	63,847,560	80,323,011	199,534,164

Liabilities:
Notes payable (Note 6)	—	13,725,000	—	—
Securities sold short, at value (Notes 2)	—	2,649,441	—	—
Written options contracts, at value (Note 3)	41,780	224,000	—	—
Due to broker	75,564	—	—	—

Payable for:
Investments purchased	12,777,693	—	634,077	5,419,100
Fund shares redeemed	139,939	320,649	41,657	282,928
Investment advisory and administration fees	51,391	23,175	33,812	49,018
Accounting services fees	49,251	32,215	53,710	100,387
Transfer agent fees	41,717	15,503	13,653	22,400
Audit fees	30,055	15,331	31,518	29,650
Trustees fees	10,207	3,655	5,745	3,847
Accrued dividends on securities sold short	—	7,315	—	—
Interest expense and commitment fee payable (Note 7)	—	26,828	—	—
Income distribution payable	—	—	—	23,940
Accrued expenses and other liabilities	6,346	17,438	48,510	33,929

Total liabilities	13,223,943	17,060,550	862,682	5,965,199

Commitments and Contingencies (Note 7)

Net Assets	111,993,427	46,787,010	79,460,329	193,568,965

See accompanying Notes to Financial Statements.	21

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

As of March 31, 2019 (unaudited)	Highland Funds II

	Highland Premier Growth Equity Fund $	Highland Small-Cap Equity Fund $	Highland Total Return Fund $	Highland Fixed Income Fund $
Net Assets Consist of:
Paid-in capital	118,913,439	41,773,977	78,047,382	195,456,171
Total distributable earnings (loss)	(6,920,012)	5,013,033	1,412,947	(1,887,206)

Net Assets	111,993,427	46,787,010	79,460,329	193,568,965

Investments, at cost	103,895,215	55,119,402	77,623,460	189,515,986
Affiliated investments, at cost (Note 9)	6,336,227	3,846,653	—	—
Cash equivalents, at cost (Note 2)	—	—	2,525,695	—
Proceeds from securities sold short	—	2,498,284	—	—
Written option premiums received	57,823	281,651	—	—

Class A:
Net assets	78,395,070	33,446,357	41,776,391	90,243,920
Shares outstanding ($0.001 par value; unlimited shares authorized)	5,112,423	2,659,975	1,891,452	7,054,618
Net asset value per share(a)(b)	15.33	12.57	22.09	12.79
Maximum offering price per share(c)	16.27	13.34	23.44	13.36

Class C:
Net assets	7,421,113	3,576,424	2,950,305	2,536,387
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,052,667	469,622	150,503	198,025
Net asset value and offering price per share(a)	7.05	7.62	19.60	12.81

Class Y:
Net assets	26,177,244	9,764,229	34,733,633	100,788,658
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,543,064	690,659	1,547,817	7,885,670
Net asset value, offering and redemption price per share	16.96	14.14	22.44	12.78

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75% for all Funds except for the Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

22	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2019 (unaudited)	Highland Funds II

	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Fixed Income Fund ($)
Investment Income:
Income:
Dividends from unaffiliated issuers	503,589	486,763	490,865	490,442
Dividends from affiliated issuers (Note 10)	735,408	119,987	—	—
Interest from unaffiliated issuers	26,862	—	359,756	3,106,747
Less: Foreign taxes withheld	(1,426)	(1,115)	(32,143)	—

Total income	1,264,433	605,635	818,478	3,597,189

Expenses:
Investment advisory (Note 7)	360,105	272,550	200,863	302,851
Distribution and shareholder service fees: (Note 7)
Class A	105,363	40,462	52,182	115,121
Class C	41,720	17,966	15,872	12,694
Accounting services fees	47,085	20,395	33,298	70,887
Transfer agent fees	95,329	43,857	50,788	85,503
Legal fees	15,551	7,355	8,531	13,655
Registration fees	22,907	24,511	22,273	23,602
Audit fees	40,258	15,864	24,452	37,793
Insurance	16,167	516	4,852	1,046
Trustees fees (Note 7)	16,088	5,977	10,176	15,209
Reports to shareholders	19,651	8,103	12,589	16,708
Custodian/wire agent fees	12,219	5,208	7,901	12,942
Pricing fees	3,047	3,005	6,008	6,015
Interest expense and commitment fees (Note 6)	—	257,623	—	—
Dividends and fees on securities sold short (Note 2)	—	14,402	—	—
Other	—	3,325	—	4,626

Total operating expenses before waiver and reimbursement	795,490	741,119	449,785	718,652
Less: Expenses waived or borne by the adviser and administrator	(32,519)	(157,255)	—	—

Net operating expenses	762,971	583,864	449,785	718,652

Net investment income	501,462	21,771	368,693	2,878,537

Net Realized and Unrealized Gain (loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	(8,198,137)	1,754,422	(981,480)	(60,324)
Investments from affiliated issuers (Note 10)	—	(13)	—	—
Securities sold short (Note 2)	—	2,072,522	—	—
Swap contracts (Note 3)	869,358	—	—	—
Written options contracts (Note 3)	32,340	(34,296)	—	—
Foreign currency related transactions	12,093	—	159	—

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(8,278,623)	(3,767,619)	(2,729,756)	1,334,474
Investments in affiliated issuers (Note 10)	(593,198)	249,059	—	—
Securities sold short (Note 2)	—	1,646,495	—	—
Swap contracts (Note 3)	38,787	—	—	—
Written options contracts (Note 3)	21,607	57,651	—	—
Foreign currency related translations	(2,919)	—	(62)	—

Net realized and unrealized gain (loss) on investments	(16,098,692)	1,978,221	(3,711,139)	1,274,150

Total increase (decrease) in net assets resulting from operations	(15,597,230)	1,999,992	(3,342,446)	4,152,687

See accompanying Notes to Financial Statements.	23

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds II

	Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund

	Six Months Ended March 31, 2019 (unaudited) ($)	Year Ended September 30, 2018 ($)	Six Months Ended March 31, 2019 (unaudited) ($)	Year Ended September 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	501,462	(193,775)	21,771	(218,173)
Net realized gain (loss) on investments	(7,284,346)	47,013,156	3,792,635	5,863,764
Net decrease in unrealized (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(8,814,346)	(24,854,825)	(1,814,414)	(1,587,618)

Net Increase (Decrease) from operations	(15,597,230)	21,964,556	1,999,992	4,057,973

Distributions
Class A	(32,574,252)	(22,677,999)	(4,295,752)	(6,252,953)
Class C	(4,824,092)	(3,707,293)	(731,356)	(1,052,075)
Class Y	(10,386,773)	(6,885,689)	(1,044,218)	(1,432,331)

Total distributions	(47,785,117)	(33,270,981)	(6,071,326)	(8,737,359)

Decrease in net assets from operations and distributions	(63,382,347)	(11,306,425)	(4,071,334)	(4,679,386)

Share transactions:
Proceeds from sale of shares
Class A	1,644,646	5,966,614	1,270,236	6,291,443
Class C	570,866	824,684	484,469	856,815
Class Y	1,864,707	8,025,290	3,195,461	7,321,659
Value of distributions reinvested
Class A	31,672,818	21,857,793	4,069,015	5,959,451
Class C	4,629,738	3,427,323	712,786	1,017,530
Class Y	10,381,069	6,693,552	1,028,517	1,400,924
Cost of shares redeemed
Class A	(14,177,432)	(25,752,321)	(5,296,544)	(17,313,668)
Class C	(2,286,646)	(5,160,676)	(1,320,332)	(2,028,520)
Class Y	(6,991,982)	(12,630,417)	(4,286,277)	(23,969,074)

Net increase ( decrease) from shares transactions	27,307,784	3,251,842	(142,669)	(20,463,440)

Total decrease in net assets	(36,074,563)	(8,054,583)	(4,214,003)	(25,142,826)

Net Assets
Beginning of period	148,067,990	156,122,573	51,001,013	76,143,839

End of period	111,993,427	148,067,990	46,787,010	51,001,013

24	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds II

	Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund

	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares Sold	100,454	213,228	104,581	437,953
Issued for distribution reinvested	2,272,082	831,410	403,672	475,405
Shares Redeemed	(844,302)	(920,066)	(421,875)	(1,205,840)

Net Increase (Decrease) in fund shares	1,528,234	124,572	86,378	(292,482)

Class C:
Shares Sold	61,408	43,297	66,022	88,010
Issued for distribution reinvested	721,143	190,513	116,468	121,278
Shares Redeemed	(267,038)	(268,487)	(175,194)	(212,902)

Net Increase (Decrease) in fund shares	515,513	(34,677)	7,296	(3,614)

Class Y:
Shares Sold	97,079	271,725	228,625	450,398
Issued for distribution reinvested	673,658	240,169	90,778	100,989
Shares Redeemed	(382,439)	(425,626)	(313,754)	(1,515,228)

Net Increase (Decrease) in fund shares	388,298	86,268	5,649	(963,841)

See accompanying Notes to Financial Statements.	25

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds II

	Highland Total Return Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2019 (unaudited) ($)	Year Ended September 30, 2018 ($)	Six Months Ended March 31, 2019 (unaudited) ($)	Year Ended September 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	368,693	4,110,385	2,878,537	3,868,483
Net realized gain (loss) on investments	(981,321)	550,385	(60,324)	(338,257)
Net increase ( decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(2,729,818)	(3,700,733)	1,334,474	(2,742,610)

Net Increase (Decrease) from operations	(3,342,446)	960,037	4,152,687	787,616

Distributions
Class A	(277,754)	(2,060,602)	(1,216,277)	(2,598,615)
Class C	(19,684)	(180,471)	(24,000)	(62,485)
Class Y	(314,727)	(1,748,447)	(1,395,591)	(1,230,286)
Return of capital:
Class A	—	(890,212)	—	(134,542)
Class C	—	(67,991)	—	(3,235)
Class Y	—	(786,560)	—	(63,697)

Total distributions	(612,165)	(5,734,283)	(2,635,868)	(4,092,860)

Increase (Decrease) in net assets from operations and distributions	(3,954,611)	(4,774,246)	1,516,819	(3,305,244)

Share transactions:
Proceeds from sale of shares
Class A	899,765	949,847	1,136,431	6,247,782
Class C	91,764	500,459	161,989	1,278,123
Class Y	1,916,181	8,111,452	7,894,886	69,669,949
Value of distributions reinvested
Class A	263,151	2,622,770	1,090,285	2,449,565
Class C	16,300	157,062	21,866	58,703
Class Y	304,454	2,180,629	1,375,587	1,241,444
Cost of shares redeemed
Class A	(3,604,270)	(11,069,430)	(9,049,375)	(14,798,652)
Class C	(749,075)	(1,310,099)	(637,735)	(1,178,704)
Class Y	(6,613,420)	(17,518,528)	(6,228,162)	(5,751,153)

Net increase ( decrease) from shares transactions	(7,475,150)	(15,375,838)	(4,234,228)	59,217,057

Total increase (decrease) in net assets	(11,429,761)	(20,150,084)	(2,717,409)	55,911,813

Net Assets
Beginning of period	90,890,090	111,040,174	196,286,374	140,374,561

End of period	79,460,329	90,890,090	193,568,965	196,286,374

26	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Highland Funds II

	Highland Total Return Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares Sold	41,164	40,949	90,342	484,099
Issued for distribution reinvested	13,041	113,810	86,307	191,692
Shares Redeemed	(168,484)	(485,240)	(717,565)	(1,156,386)

Net Decrease in fund shares	(114,279)	(330,481)	(540,916)	(480,595)

Class C:
Shares Sold	5,130	23,698	12,871	98,509
Issued for distribution reinvested	908	7,615	1,728	4,588
Shares Redeemed	(39,431)	(63,948)	(50,345)	(91,985)

Net Increase (Decrease) in fund shares	(33,393)	(32,635)	(35,746)	11,112

Class Y:
Shares Sold	87,728	346,231	624,293	5,480,548
Issued for distribution reinvested	14,861	93,174	108,969	97,368
Shares Redeemed	(301,950)	(746,768)	(493,822)	(451,487)

Net Increase (Decrease) in fund shares	(199,361)	(307,363)	239,440	5,126,429

See accompanying Notes to Financial Statements.	27

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2019 (unaudited)	Highland Small-Cap Equity Fund

($)
Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	1,999,992

Adjustments to Reconcile Net Investment Loss to Net Cash Used Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(7,795,759)
Purchases of investment securities from affiliated issuers	(547,129)
Proceeds from the disposition of investment securities from unaffiliated issues	10,526,660
Proceeds from the disposition of investment securities from affiliated issues	18,694
Purchases of securities sold short	(5,777,680)
Proceeds of securities sold short	2,792,343
Net proceeds received from on written options contracts	247,355
Net realized gain on Investments from unaffiliated issuers	(1,754,422)
Net realized loss on Investments from affiliated issuers	13
Net realized gain on securities sold short and written options contracts	(2,038,226)
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, securities sold short and written options contracts	1,814,414
Decrease in restricted cash	9,719,262
Increase in dividends and interest receivable	(58,725)
Increase due from broker	(2,847,402)
Increase in prepaid expenses and other assets	(33,135)
Decrease in payable upon receipt of securities on loan	(861,707)
Decrease in payable for custody fees	(22)
Increase in payables to related parties	44,603
Increase in payable to transfer agent fees	6,276
Increase in accrued dividends on short sales	5,808
Increase in payable for interest expense and commitment fees	10,574
Increase in payable for audit fees	15,331
Decrease in accrued expenses and other liabilities	(45,064)

Net cash flow provided by operating activities	5,442,055

Cash Flows Used In Financing Activities:
Borrowings under credit facility	1,475,000
Repayments of credit facility	—
Distributions paid in cash	(261,008)
Payments of shares redeemed	(10,640,523)
Proceeds from shares sold	4,806,793

Net cash flow used in financing activities	(4,619,738)

Effect of exchange rate changes on cash	—

Net Increase in Cash	822,317

Cash and Foreign Currency/Due to Custodian:
Beginning of period	253,874

End of period	1,076,191

Supplemental disclosure of cash flow information:
Reinvestment of distributions	5,810,318

Cash paid during the period for interest expense and commitment fees	257,623

28	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$28.61	$31.18	$34.45	$32.32	$34.99	$31.22

Income from Investment Operations:

Net investment income(a)	0.08	(0.03)	(0.03)	0.02	0.04	0.06

Net realized and unrealized loss	(3.87)	4.16	4.15	4.73	(0.25)	5.70

Total from Investment Operations	(3.79)	4.13	4.12	4.75	(0.21)	5.76

Less Distributions Declared to shareholders:

From net investment income	—	—	—	—	—	(0.04)

From net capital gains	(9.49)	(6.70)	—	—	—	—

From net realized gains	—	(6.70)	(7.39)	(2.62)	(2.46)	(1.95)

Total distributions declared to shareholders	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)	(1.99)

Net Asset Value, End of period(b)	$15.33	$28.61	$31.18	$34.45	$32.32	$34.99

Total Return(b)(c)	(10.01)%	15.14%	15.46%	14.84%	(1.10)%	19.08%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$78,395	$102,528	$107,865	$117,817	$169,434	$167,187

Gross operating expenses(e)	1.33	1.19%	1.25%	1.28%	1.13%	1.16%

Net investment loss	0.83	(0.12)%	(0.10)%	0.07%	0.13%	0.17%

Portfolio turnover rate	350%	258%	83%	77%	18%	20%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.28%	1.19%	1.27%	1.28%	1.13%	1.16%

Interest expense and commitment fees	—	—	0.04%	0.04%	0.01%	—

Dividends and fees on securities sold short	—	—	—	0.03%	—	—

See accompanying Notes to Financial Statements.	29

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$19.46	$23.37	$27.85	$26.76	$29.57	$26.82

Income from Investment Operations:

Net investment income(a)	—	(0.17)	(0.19)	(0.18)	(0.18)	(0.16)

Net realized and unrealized loss	(2.92)	2.96	3.10	3.89	(0.17)	4.86

Total from Investment Operations	(2.92)	2.79	2.91	3.71	(0.35)	4.70

Less Distributions Declared to shareholders:

From net realized gains	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)	(1.95)

Total distributions declared to shareholders	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)	(1.95)

Net Asset Value, End of period(b)	$7.05	$19.46	$23.37	$27.85	$26.76	$29.57

Total Return(b)(c)	(10.28)%	14.28%	14.58%	13.98%	(1.82)%	18.21%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$7,421	$10,453	$13,365	$21,466	$19,096	$16,290

Gross operating expenses(e)	2.08%	1.95%	2.02%	2.03%	1.88%	1.91%

Net investment loss	0.08%	(0.85)%	(0.84)%	(0.69)%	(0.63)%	(0.58)%

Portfolio turnover rate	350%	258%	83%	77%	18%	20%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.03%	1.95%	2.02%	2.03%	1.88%	1.91%

Interest expense and commitment fees	—	—	0.04%	0.05%	0.01%	—

Dividends and fees on securities sold short	—	—	—	0.04%	—	—

30	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$30.38	$32.66	$35.65	$33.29	$35.89	$31.96

Income from Investment Operations:

Net investment income(a)	0.11	0.04	0.04	0.10	0.14	0.14

Net realized and unrealized loss	(4.04)	4.38	4.36	4.88	(0.28)	5.85

Total from Investment Operations	(3.93)	4.42	4.40	4.98	(0.14)	5.99

Less Distributions Declared to shareholders:

From net investment income	—	—	—	—	—	(0.11)

From net realized gains	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)	(1.95)

Total distributions declared to shareholders	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)	(2.06)

Net Asset Value, End of period(b)	$16.96	$30.38	$32.66	$35.65	$33.29	$35.89

Total Return(b)(c)	(9.89)%	15.38%	15.78%	15.12%	(0.87)%	19.40%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$26,177	$35,088	$34,893	$35,939	$35,521	$31,036

Gross operating expenses(e)	1.08%	0.94%	1.02%	1.03%	0.88%	0.91%

Net investment loss	1.08%	0.13%	0.14%	0.29%	0.38%	0.42%

Portfolio turnover rate	350%	258%	83%	77%	18%	20%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.03%	0.94%	1.02%	1.03%	0.88%	0.91%

Interest expense and commitment fees	—	—	0.04%	0.05%	0.01%	—

Dividends and fees on securities sold short	—	—	—	0.03%	—	—

See accompanying Notes to Financial Statements.	31

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$14.02	$15.23	$13.99	$12.96	$14.90	$14.93

Income from Investment Operations:

Net investment income(a)	0.01	(0.05)	0.08	0.11	0.01	(0.04)

Net realized and unrealized loss	0.33	1.21	1.86	2.80	(0.27)	1.07

Total from Investment Operations	0.34	1.16	1.94	2.91	(0.26)	1.03

Less Distributions Declared to shareholders:

From net investment income	—	(0.03)	(0.09)	—	—	—

From net realized gains	(1.79)	(2.34)	(0.61)	(1.88)	(1.68)	(1.06)

Total distributions declared to shareholders	(1.79)	(2.37)	(0.70)	(1.88)	(1.68)	(1.06)

Net Asset Value, End of period(b)	$12.57	$14.02	$15.23	$13.99	$12.96	$14.90

Total Return(b)(c)	5.62%	9.50%	14.53%	25.87%	(2.47)%	6.93%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$33,446	$36,072	$43,663	$35,935	$29,765	$33,598

Gross operating expenses(e)	3.33%	2.94%	2.00%	2.02%	1.67%	1.62%

Net investment loss	0.10%	(0.36)%	0.55%	0.90%	0.04%	(0.27)%

Portfolio turnover rate	7%	38%	84%	107%	70%	26%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.62%	2.34%	1.60%	1.40%	1.21%	1.49%

Interest expense and commitment fees	1.16%	0.67%	0.18%	0.18%	0.01%	—

Dividends and fees on securities sold short	0.06%	0.26%	0.07%	—	—	—

32	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$9.35	$11.01	$10.32	$10.11	$12.06	$12.35

Income from Investment Operations:

Net investment income(a)	(0.03)	(0.11)	(0.02)	—	(0.08)	(0.13)

Net realized and unrealized loss	0.09	0.79	1.35	2.09	(0.19)	0.90

Total from Investment Operations	0.06	0.68	1.33	2.09	(0.27)	0.77

Less Distributions Declared to shareholders:

From net investment income	—	—	(0.03)	—	—	—

From net realized gains	(1.79)	(2.34)	(0.61)	(1.88)	(1.68)	(1.06)

Total distributions declared to shareholders	(1.79)	(2.34)	(0.64)	(1.88)	(1.68)	(1.06)

Net Asset Value, End of period(b)	$7.62	$9.35	$11.01	$10.32	$10.11	$12.06

Total Return(b)(c)	5.28%	8.64%	13.73%	24.90%	(3.21)%	6.23%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$3,576	$4,323	$5,131	$3,185	$2,872	$3,213

Gross operating expenses(e)	4.04%	3.69%	2.76%	2.77%	2.42%	2.37%

Net investment loss	(1.36)%	(1.12)%	(0.23)%	0.15%	(0.72)%	(1.01)%

Portfolio turnover rate	7%	38%	84%	107%	70%	26%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period
(b)

Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.34%	3.09%	2.36%	2.15%	1.96%	2.23%

Interest expense and commitment fees	1.16%	0.67%	0.19%	0.18%	0.01%	—

Dividends and fees on securities sold short	0.06%	0.26%	0.07%	—	—	—

See accompanying Notes to Financial Statements.	33

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$15.48	$16.59	$15.16	$13.86	$15.79	$15.72

Income from Investment Operations:

Net investment income(a)	0.03	(0.02)	0.12	0.18	0.04	—

Net realized and unrealized loss	0.42	1.31	2.04	3.00	(0.29)	1.13

Total from Investment Operations	0.45	1.29	2.16	3.18	(0.25)	1.13

Less Distributions Declared to shareholders:

From net investment income	—	(0.06)	(0.12)	—	—	—

From net realized gains	(1.79)	(2.34)	(0.61)	(1.88)	(1.68)	(1.06)

Total distributions declared to shareholders	(1.79)	(2.40)	(0.73)	(1.88)	(1.68)	(1.06)

Net Asset Value, End of period(b)	$14.14	$15.48	$16.59	$15.16	$13.86	$15.79

Total Return(b)(c)	5.74%	9.55%	14.89%	26.17%	(2.25)%	7.24%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$9,764	$10,606	$27,350	$8,221	$3,579	$1,745

Gross operating expenses(e)	3.03%	2.71%	1.78%	1.77%	1.42%	1.37%

Net investment loss	0.39%	(0.15)%	0.72%	1.28%	0.28%	(0.01)%

Portfolio turnover rate	7%	38%	84%	107%	70%	26%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.33%	2.10%	1.39%	1.15%	0.96%	1.23%

Interest expense and commitment fees	1.16%	0.68%	0.21%	0.18%	0.01%	—

Dividends and fees on securities sold short	0.06%	0.25%	0.07%	—	—	—

34	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$23.03	$24.04	$21.88	$21.99	$24.52	$22.93

Income from Investment Operations:

Net investment income(a)	0.09	0.95	0.16	0.32	0.37	0.24

Net realized and unrealized loss	(0.89)	(0.68)	2.41	2.15	(1.44)	1.57

Total from Investment Operations	(0.80)	0.27	2.57	2.47	(1.07)	1.81

Less Distributions Declared to shareholders:

From net investment income	(0.02)	(0.40)	(0.25)	(0.35)	(0.24)	(0.22)

From net realized gains	(0.12)	(0.50)	(0.16)	(2.23)	(1.22)	—

From return of capital	—	(0.38)	—	—	—	—

Total distributions declared to shareholders	(0.14)	(1.28)	(0.41)	(2.58)	(1.46)	(0.22)

Net Asset Value, End of period(b)	$22.09	$23.03	$24.04	$21.88	$21.99	$24.52

Total Return(b)(c)	(3.40)%	1.17%	11.89%	11.88%	(4.76)%	7.92%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$41,776	$46,188	$56,167	$56,345	$59,307	$69,084

Gross operating expenses(e)	1.20%	1.17%	1.15%	1.15%	1.20%	1.38%

Net investment loss	0.84%	4.13%	0.65%	1.56%	1.55%	0.99%

Portfolio turnover rate	40%	105%	99%	94%	175%	121%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.20%	1.17%	1.09%	1.15%	1.20%	1.38%

Interest expense and commitment fees	—	—	—	—	—	—

Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$20.51	$21.54	$19.61	$20.03	$22.58	$21.17

Income from Investment Operations:

Net investment income(a)	0.01	0.71	(0.02)	0.16	0.18	0.05

Net realized and unrealized loss	(0.80)	(0.63)	2.17	1.93	(1.31)	1.45

Total from Investment Operations	(0.79)	0.08	2.15	2.09	(1.13)	1.50

Less Distributions Declared to shareholders:

From net investment income	—	(0.31)	(0.06)	(0.28)	(0.20)	(0.09)

From net realized gains	(0.12)	(0.50)	(0.16)	(2.23)	(1.22)	—

From return of capital	—	(0.30)	—	—	—	—

Total distributions declared to shareholders	(0.12)	(1.11)	(0.22)	(2.51)	(1.42)	(0.09)

Net Asset Value, End of period(b)	$19.60	$20.51	$21.54	$19.61	$20.03	$22.58

Total Return(b)(c)	(3.81)%	0.39%	11.05%	11.03%	(5.45)%	7.10%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$2,950	$3,771	$4,664	$6,183	$6,292	$5,690

Gross operating expenses(e)	1.95%	1.93%	1.90%	1.90%	1.95%	2.13%

Net investment loss	0.07%	3.47%	(0.11)%	0.83%	0.81%	0.24%

Portfolio turnover rate	40%	105%	99%	94%	175%	121%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.95%	1.93%	1.84%	1.90%	1.95%	2.13%

Interest expense and commitment fees	—	—	—	—	—	—

Dividends and fees on securities sold short	—	—	—	—	—	—

36	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$23.43	$24.44	$22.24	$22.32	$24.82	$23.20

Income from Investment Operations:

Net investment income(a)	0.12	1.00	0.22	0.37	0.57	0.30

Net realized and unrealized loss	(0.91)	(0.67)	2.45	2.19	(1.59)	1.58

Total from Investment Operations	(0.79)	0.33	2.67	2.56	(1.02)	1.88

Less Distributions Declared to shareholders:

From net investment income	(0.08)	(0.43)	(0.31)	(0.41)	(0.26)	(0.26)

From net realized gains	(0.12)	(0.50)	(0.16)	(2.23)	(1.22)	—

From return of capital	—	(0.41)	—	—	—	—

Total distributions declared to shareholders	(0.20)	(1.34)	(0.47)	(2.64)	(1.48)	(0.26)

Net Asset Value, End of period(b)	$22.44	$23.43	$24.44	$22.24	$22.32	$24.82

Total Return(b)(c)	(3.31)%	1.41%	12.15%	12.14%	(4.51)%	8.15%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$34,734	$40,931	$50,209	$12,139	$7,695	$381

Gross operating expenses(e)	0.95%	0.92%	0.90%	0.90%	0.90%	1.14%

Net investment loss	1.08%	4.30%	0.89%	1.73%	2.39%	1.24%

Portfolio turnover rate	40%	105%	99%	94%	175%	121%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.95%	0.92%	0.84%	0.90%	0.90%	1.14%

Interest expense and commitment fees	—	—	—	—	—	—

Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	37

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.69	$12.98	$13.06	$12.58	$12.79	$12.61

Income from Investment Operations:

Net investment income(a)	0.18	0.33	0.32	0.33	0.27	0.24

Net realized and unrealized loss	0.09	(0.28)	(0.06)	0.50	(0.18)	0.20

Total from Investment Operations	0.27	0.05	0.26	0.83	0.09	0.44

Less Distributions Declared to shareholders:

From net investment income	(0.17)	(0.32)	(0.32)	(0.32)	(0.27)	(0.24)

Return of Capital	—	(0.02)	(0.02)	(0.03)	(0.03)	(0.02)

From net realized gains	—	—	—	—	—	—

Total distributions declared to shareholders	(0.17)	(0.34)	(0.34)	(0.35)	(0.30)	(0.26)

Net Asset Value, End of period(b)	$12.79	$12.69	$12.98	$13.06	$12.58	$12.79

Total Return(b)(c)	2.12%	0.43%	2.06%	6.72%	0.66%	3.47%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$90,244	$96,380	$104,803	$118,519	$126,892	$144,839

Gross operating expenses(e)	0.87%	0.92%	0.93%	0.91%	0.86%	0.97%

Net investment loss	2.89%	2.55%	2.48%	2.58%	2.09%	1.91%

Portfolio turnover rate	21%	45%	20%	46%	57%	283%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.87%	0.89%	0.90%	0.90%	0.86%	0.97%

Interest expense and commitment fees	—	—	—	—	0.01%	—

Dividends and fees on securities sold short	—	—	—	—	—	—

38	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.71	$12.99	$13.08	$12.60	$12.80	$12.62

Income from Investment Operations:

Net investment income(a)	0.13	0.23	0.22	0.24	0.18	0.15

Net realized and unrealized loss	0.09	(0.26)	(0.06)	0.50	(0.18)	0.19

Total from Investment Operations	0.22	(0.03)	0.16	0.74	—	0.34

Less Distributions Declared to shareholders:

From net investment income	(0.12)	(0.24)	(0.23)	(0.23)	(0.17)	(0.15)

Return of Capital	—	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)

From net realized gains	—	—	—	—	—	—

Total distributions declared to shareholders	(0.12)	(0.25)	(0.25)	(0.26)	(0.20)	(0.16)

Net Asset Value, End of period(b)	$12.81	$12.71	$12.99	$13.08	$12.60	$12.80

Total Return(b)(c)	1.74%	(0.23)%	1.23%	5.92%	0.66%	2.62%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$2,536	$2,970	$2,893	$5,585	$3,697	$3,082

Gross operating expenses(e)	1.62%	1.67%	1.68%	1.66%	1.61%	1.72%

Net investment income/(loss)	2.14%	1.81%	1.74%	1.87%	1.35%	1.16%

Portfolio turnover rate	21%	45%	20%	46%	57%	283%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.62%	1.64%	1.65%	1.65%	1.61%	1.72%

Interest expense and commitment fees	—	—	—	—	0.01%	—

Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	39

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.68	$12.97	$13.05	$12.57	$12.78	$12.60

Income from Investment Operations:

Net investment income(a)	0.20	0.35	0.35	0.36	0.32	0.27

Net realized and unrealized loss	0.08	(0.26)	(0.05)	0.50	(0.20)	0.20

Total from Investment Operations	0.28	0.09	0.30	0.86	0.12	0.47

Less Distributions Declared to shareholders:

From net investment income	(0.18)	(0.36)	(0.35)	(0.35)	(0.30)	(0.27)

Return of Capital	—	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)

From net realized gains	—	—	—	—	—	—

Total distributions declared to shareholders	(0.18)	(0.38)	(0.38)	(0.38)	(0.33)	(0.29)

Net Asset Value, End of period(b)	$12.78	$12.68	$12.97	$13.05	$12.57	$12.78

Total Return(b)(c)	2.25%	0.68%	2.31%	6.99%	0.91%	37.30%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$100,789	$96,936	$32,679	$2,899	$4,029	$222

Gross operating expenses(e)	0.62%	0.67%	0.68%	0.66%	0.61%	0.72%

Net investment income/(loss)	3.14%	2.76%	2.71%	2.83%	2.45%	2.13%

Portfolio turnover rate	21%	45%	20%	46%	57%	283%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.62%	0.66%	0.65%	0.65%	0.61%	0.72%

Interest expense and commitment fees	—	—	—	—	0.01%	—

Dividends and fees on securities sold short	—	—	—	—	—	—

40	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2019	Highland Funds II

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises six portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the six months ended March 31, 2019 for five of the Funds: Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund and Highland Global Allocation Fund are reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Total Return Fund	5.75
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus.

Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Funds’ income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Semi-Annual Report	41

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2019, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

42	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2019 is as follows:

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Premier Growth Equity Fund
Assets
Common Stocks
Communication Services	$2,353,780	$2,353,780	$—	$—
Consumer Discretionary	20,383,840	20,383,840	—	—
Consumer Staples	7,833,800	7,833,800	—	—
Energy	2,641,680	2,641,680	—	—
Financial	6,473,050	6,473,050	—	—
Healthcare	17,452,464	17,452,464	—	—
Industrials	15,458,120	15,458,120	—	—
Information Technology	21,959,740	21,959,740	—	—
Materials	3,936,140	3,691,800	—	244,340
Real Estate	3,443,000	3,443,000	—	—
Utilities	2,993,450	2,993,450	—	—
Registered Investment Companies	5,937,199	5,937,199	—	—
Preferred Stock
Healthcare	1,173,914	—	—	1,173,914

Total Assets	112,040,177	110,621,923	—	1,418,254

Total	$112,040,177	$110,621,923	$—	$1,418,254

Semi-Annual Report	43

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Small-Cap Equity Fund
Assets
Common Stocks
Communication Services	$587,782	$587,782	$—	$—
Consumer Discretionary	4,001,240	4,001,240	—	—
Consumer Staples	292,008	292,008	—	—
Energy	1,592,699	1,592,699	—	—
Financial	7,743,572	7,743,572	—	—
Healthcare	13,685,875	13,685,875	—	—
Industrials	2,593,997	2,593,997	—	—
Information Technology	3,595,517	3,595,517	—	—
Materials	8,687,437	8,687,437	—	—
Real Estate	5,802,142	5,802,142	—	—
Utilities	1,983,629	1,983,629	—	—
Preferred Stock
Financial	3,211,284	—	3,211,284	—
Master Limited Partnerships
Energy	2,674,546	2,674,546	—	—
Registered Investment Companies	2,377,142	2,377,142	—	—
Purchased Call Option	728,000	728,000	—	—

Total Assets	59,556,870	56,345,586	3,211,284	—

Liabilities
Securities Sold Short
Exchange-Traded Funds	(1,543,280)	(1,543,280)	—	—
Common Stocks
Healthcare	(1,106,161)	(1,106,161)	—	—
Written Call Option	(224,000)	(224,000)	—	—

Total Liabilities	(2,873,441)	(2,873,441)	—	—

Total	$56,683,429	$53,472,145	$3,211,284	$—

44	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Total Return Fund
Assets
Common Stocks
Communication Services	$20,375,584	$20,375,584	$—	$—
Consumer Discretionary	4,201,732	4,201,732	—	—
Consumer Staples	2,473,275	2,473,275	—	—
Financial	6,475,794	6,475,794	—	—
Healthcare	1,291,650	1,291,650	—	—
Industrials	13,778,496	13,778,496	—	—
Materials	550,696	550,696	—	—
Real Estate	645,759	632,885	—	12,874
Corporate Obligations	17,366,458	—	17,366,458	—
Registered Investment Companies	4,275,297	4,275,297	—	—
U.S. Treasury Obligations	2,987,943	—	2,987,943	—
Preferred Stock
Communication Services	540,957	540,957	—	—
Financial	510,478	510,478	—	—
Real Estate	454,719	454,719	—	—
Agency Mortgage-Backed Securities	1,199,442	—	1,199,442	—
Mortgage-Backed Securities	174,560	—	174,560	—
Non-Agency Collateralized Mortgage-Backed Securities	118,579	—	118,579	—
Asset-Backed Security	1	—	1	—
Agency Collateralized Mortgage Obligations	12,681	—	12,681	—
Cash Equivalents	2,525,695	2,525,695	—	—

Total Assets	79,959,796	58,087,258	21,859,664	12,874

Total	$79,959,796	$58,087,258	$21,859,664	$12,874

Semi-Annual Report	45

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Fixed Income Fund
Assets
Corporate Obligations	$73,435,173	$—	$73,435,173	$—
Asset-Backed Securities	22,673,411	—	22,673,411	—
Agency Mortgage-Backed Securities	22,675,626	—	22,675,626	—
Municipal Bonds
California	3,616,761	—	3,616,761	—
Illinois	2,505,000	—	2,505,000	—
Kentucky	778,335	—	778,335	—
Michigan	1,468,044	—	1,468,044	—
Mississippi	960,000	—	960,000	—
New York	1,095,629	—	1,095,629	—
North Dakota	869,550	—	869,550	—
Pennsylvania	206,936	—	206,936	—
Texas	3,285,310	—	3,285,310	—
Washington	762,818	—	762,818	—
Wisconsin	3,100,000	—	3,100,000	—
U.S. Treasury Obligations	13,422,393	—	13,422,393	—
Non-Agency Collateralized Mortgage-Backed Securities	8,005,794	—	8,005,794	—
Registered Investment Companies	6,375,739	6,375,739	—	—
U.S. Government Agency—Asset-Backed Securities	6,029,311	—	6,029,311	—
U.S. Government Agencies	5,484,908	—	5,484,908	—
Preferred Stock
Communication Services	905,089	905,089	—	—
Financial	2,326,214	2,326,214	—	—
Real Estate	1,226,290	729,690	496,600	—
Foreign Corporate Obligations	3,856,809	—	3,856,809	—
Common Stocks
Real Estate	2,646,141	2,415,322	—	230,819
Agency Collateralized Mortgage Obligations	1,915,821	—	1,915,821	—
Cash Equivalents	76,833	76,833	—	—

Total Assets	189,703,935	12,828,887	176,644,229	230,819

Total	$189,703,935	$12,828,887	$176,644,229	$230,819

46	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

The tables below set forth a summary of changes in the Highland Premier Growth Equity Fund, Highland Total Return Fund and the Highland Fixed Income Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended March 31, 2019.

	Balance as of September 30, 2018	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments held at March 31, 2019
Highland Premier Growth Equity Fund
Common Stocks
Materials	$502,100	$—	$—	$—	$—	$(257,760)	$—	$—	$244,340	$(257,760)
Preferred Stocks
Software & Services	1,952,176	—	—	—	—	(778,262)	—	—	1,173,914	(778,262)

Total	$2,454,276	$—	$—	$—	$—	$(1,036,022)	$—	$—	$2,454,276	$(1,036,022)

	Balance as of September 30, 2018	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments held at March 31, 2019
Highland Total Return Fund
Common Stocks
Real Estate	$13,535	$—	$—	$—	$—	$(661)	$—	$—	$12,874	$(661)

Total	$13,535	$—	$—	$—	$—	$(661)	$—	$—	$12,874	$(661)

	Balance as of September 30, 2018	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments held at March 31, 2019
Highland Fixed Income Fund
Common Stocks
Real Estate	$242,662	$—	$—	$—	$—	$(11,843)	$—	$—	$230,819	$(11,843)

Total	$242,662	$—	$—	$—	$—	$(11,843)	$—	$—	$230,819	$(11,843)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels. For the six months ended March 31, 2019, there were no transfers between levels.

Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Premier Growth Equity Fund
Preferred Stock	$1,173,914	Multiples Analysis	Multiple of Revenue	2.0x - 2.5x
Common Stock	244,340	Multiples Analysis	Multiple of EBITDA	6.50x - 7.75x
		Discounted Cash Flow	Discount Rate	11%
			Terminal Multiple	6.75x
		Transaction Analysis	Multiple of EBITDA	7.25x - 7.75x

Total	$1,418,254
Highland Total Return Fund
Common Stocks	$12,874	Market Approach	Market Index Adjustment	13%
		NAV	Third Party Value Indication	$9.02

Total	$12,874
Highland Fixed Income Fund
Common Stocks	$230,819	Market Approach	Market Index Adjustment	13%
		NAV	Third Party Value Indication	$9.02

Total	$230,819

The significant unobservable input used in the fair value measurement of the Premier Growth Equity Fund’s preferred stock is the revenue multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Premier Growth Equity Fund’s common equity securities are: multiple of EBITDA, discount rate and terminal multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

The significant unobservable input used in the fair value measurement of the Total Return Fund’s common stock assets is the market index adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The significant unobservable input used in the fair value measurement of the Fixed Income Fund’s REIT assets is the market index adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

In addition to the unobservable inputs utilized for various valuation methodologies, the Investment Adviser frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Investment Adviser assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 16.7% to as high as 80% as of March 31, 2019. The selection of weightings is an inherently subjective process, dependent on professional judgment. These selections may have a material impact to the concluded fair value for such holdings.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount on taxable bonds and loans is computed to the call date, while amortization of premium on taxable bonds and loans is computed to the call or maturity date, whichever is shorter, both using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

48	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Fixed Income Fund typically declares investment income dividends daily and pays them monthly. All other Funds typically declare and pay dividends from investment income annually. All Funds typically declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Funds also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities, as applicable. Restricted cash in the amount of $2,335,548 was held with the broker for the Small-Cap Equity Fund. Additionally, securities valued at $3,502,016 were posted in the Small-Cap Equity Fund’s segregated account as collateral.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the six months ended March 31, 2019, the Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both. If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written.

If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended March 31, 2019, the Premier Growth Equity and Small-Cap Equity Funds had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

For the six months ended March 31, 2019, the Total Return and Fixed Income Funds did not invest or write in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss)

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March 31, 2019	Highland Funds II

on swap contracts” on the accompanying Statement of Operations and Changes in Net Assets as realized gains or losses, respectively.

Additional Derivative Information

The Funds follow adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The average monthly volume of derivative activity for the six months ended March 31, 2019 is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Premier Growth Equity Fund
Purchased Options Contracts	133	$—
Written Options Contracts	124	—
Small-Cap Equity Fund
Purchased Options Contracts	249	—
Written Options Contracts	120	—

Note 4. Securities Lending

Each Fund may seek additional income by making secured loans of its portfolio securities through its custodian, State Street Bank and Trust Company (“State Street”). Such loans will be in an amount not greater than one-third of the value of the Fund’s total assets. State Street will charge a Fund fees based on a percentage of the securities lending income.

The Funds will receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved. Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency)

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Funds benefit from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

As of March 31, 2019 the Funds were not participants in securities lending.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended September 30, 2018, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, partnership basis adjustments and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in-Capital
Premier Growth Equity Fund	$438,176	$(438,175)	$(1)
Small-Cap Equity Fund	218,175	(217,527)	(648)
Total Return Fund	(2,701,752)	2,701,888	(136)
Fixed Income Fund	27,715	29,330	(57,045)

At September 30, 2018, the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Premier Growth Equity Fund	$1,512,495	$46,272,654	$—	$—	$—	$8,677,186
Small-Cap Equity Fund	2,359,460	3,704,735	—	—	—	3,020,172
Total Return Fund	—	—	—	—	—	5,367,558
Fixed Income Fund	—	—	—	(29,517)	(1,911,677)	(1,146,226)

(1)	Other temporary differences are comprised of dividends payable, organizational expenses.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and other adjustments.

52	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

As of September 30, 2018, the most recent tax year-end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2019	No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Premier Growth Equity Fund	$—	$—	$—	$—
Small-Cap Equity Fund	—	—	—	—
Total Return Fund	—	—	—	—
Fixed Income Fund	—	—	1,911,677	1,911,677

(1)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of distributions paid during the years ended September 30, 2018 and September 30, 2017 (unless otherwise indicated) is as follows:

		Distributions Paid From:
Fund	Exempt Interest	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital(2)
Premier Growth Equity Fund
2018	$—	$—	$33,270,981	$—
2017	—	—	35,694,222	—
Small-Cap Equity Fund
2018	—	6,352,156	2,385,203	—
2017	—	321,352	2,229,639	—
Total Return Fund
2018	—	1,772,756	2,216,764	1,744,763
2017	—	1,125,467	181,506	—
Fixed Income Fund
2018	—	3,891,386	—	201,474
2017	—	3,450,140	—	261,189

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

Unrealized appreciation and depreciation at March 31, 2019, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Premier Growth Equity Fund	$3,972,554	$(2,163,819)	$1,808,735	$110,231,442
Small-Cap Equity Fund	13,824,113	(13,233,298)	590,815	58,966,055
Total Return Fund	4,723,938	(4,913,297)	(189,359)	80,149,155
Fixed Income Fund	1,930,899	(1,742,950)	187,949	189,515,986

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2018, the Funds elected to defer the following losses incurred from November 1, 2017 through September 30, 2018:

Fund	Realized Capital Losses	Ordinary Losses
Premier Growth Equity Fund	$—	$—
Small-Cap Equity Fund	—	—
Total Return Fund	—	—
Fixed Income Fund	(316,605)	—

Note 6. Credit Agreement

On May 18, 2017, the Small-Cap Equity Fund entered into a Master Margin Loan Agreement (the “Margin Loan Agreement”) with The Bank of New York Mellon. The Margin Loan agreement has a current maturity of May 16, 2019. Interest is charged to the Small-Cap Equity Fund under the Margin Loan Agreement based on its borrowings at a rate equal to LIBOR plus 1.20%. In addition, the Small-Cap Equity Fund pays a commitment fee of 0.40% on any undrawn amount. Included in the Statement of Operations is $257,623 of interest expense and commitment fees. At March 31, 2019, the current outstanding amount and fair value was $13,725,000 and $13,899,908, respectively. For the six months ended March 31, 2019, the Small-Cap Equity Fund’s average daily balance under the Margin Loan Agreement was $12,671,429, at a weighted average interest rate of 3.36% for the days outstanding

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-Advisory Fees

For its investment advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with Highland for the six months ended March 31, 2019:

Fund	Annual Fee Rate to the Investment Adviser
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Total Return Fund	0.50%
Fixed Income Fund	0.30%

On behalf of the Funds, the Trust has entered into an administration agreement with State Street and pays State Street a fee for administration services. The Investment Adviser generally assists in all aspects of the Funds’ administration and operations and furnishes offices, necessary facilities, equipment and personnel.

Sub-Advisory Fees

The Total Return Fund and the Fixed Income Fund are sub-advised by First Foundation Advisors (“FFA”). The Investment Adviser pays each sub-advisor an investment sub-advisory fee out of the advisory fees that it receives from the respective Fund.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Funds pursuant to their distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Small-Cap Equity Fund, the Total Return Fund and the Fixed Income Fund to 1.15%, 0.95% and 0.65%, respectively, of average daily net assets attributable to any class of the Small-Cap Equity Fund, the Total Return Fund and the Fixed Income Fund (each, an “Expense Cap” and collectively, the “Expense Caps”). The Expense Caps will continue through at least January 31, 2019, and may not be terminated prior to this date without the action or consent of the Board.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to a Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

On March 31, 2019, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows

	Expiring during Fiscal Years Ending September 30,
Fund	2019	2020	2021
Premier Growth Equity Fund	$—	$—	$11,035
Small-Cap Equity Fund	197,284	250,424	336,833
Total Return Fund	—	—	29,876
Fixed Income Fund	3,184	32,572	25,185

During the six months ended March 31, 2019, the Investment Adviser did not recoup any fees previously waived or reimbursed, and $41,305 of fees previously waived and or reimbursed in the Small-Cap Equity Fund by the Investment Adviser that were eligible for recoupment expired. No other amounts expired or were recouped from the Funds during the six months ended six months ended March 31, 2019.

Fees Paid to Officers and Trustees

TO BE UPDATED

Distribution and Shareholder Service Fees

The Funds have a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class C shares of the Funds. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee. The Underwriter received $         of front-end sales charges from the sale of Class A shares and $         in contingent deferred sales charges from the redemption of Class C shares of the Funds during the six months ended March 31, 2019

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. A Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company, and its strategy may bear adversely on its ability to so qualify.

Illiquid and Restricted Securities Risk

Certain investments made by the Funds are, and others may be, illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased. A high percentage of illiquid securities in a Fund creates a risk that such a Fund may not be able to redeem its shares without causing significant dilution to remaining shareholders.

Master Limited Partnership (“MLP”) Risk

Master Limited Partnership Risk is the risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Funds may hold a significant investment in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows, and changes in the regulatory environment could adversely affect the profitability of MLPs.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the

56	Semi-Annual Report

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March 31, 2019	Highland Funds II

extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Non-U.S. Securities Risk

Non-U.S. securities risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in each Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce each Fund’s yield on any such securities.

Senior Loans Risk

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities.

However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss.

The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2019, were as follows:

	U.S. Government Securities(1)		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Premier Growth Equity Fund	$—	$—	$388,541,265	$401,025,814
Small-Cap Equity Fund	—	—	4,061,044	3,977,141
Total Return Fund	—	588,403	24,923,715	29,852,196
Fixed Income Fund	13,132,893	9,151,649	21,366,051	42,408,739

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Funds II

Note 9. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of each Fund as of the six months ended March 31, 2019:

Highland Premier Growth Equity Fund
Issuer	Shares at September 30, 2018	Beginning Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2019	Shares at March 31, 2019	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	185,465	$3,965,240	$642,072	$—	$—	$(539,111)	$4,068,201	220,978	$632,386
Nexpoint Strategic Opportunities Fund (Registered Investment Companies)	85,852	1,923,085	—	—	—	(54,087)	1,868,998	85,852	103,022

Total	271,317	$5,888,325	$642,072	$—	$—	$(593,198)	$5,937,199	306,830	$735,408

Highland Small-Cap Equity Fund
Issuer	Shares at September 30, 2018	Beginning Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2019	Shares at March 31, 2019	Affiliated Income
Other Affiliates
NexPoint Residential Trust, Inc., REIT	56,551	$1,877,493	$29,803	$(18,694)	$(13)	$312,395	$2,200,984	57,407	$12,793
Highland Global Allocation Fund (Registered Investment Company)	—	—	517,326	—	—	(9,247)	508,079	39,325	4,169
Nexpoint Strategic Opportunities Fund (Registered Investment Company)	85,855	1,923,152	—	—	—	(54,089)	1,869,063	85,855	103,025

Total	142,406	$3,800,645	$547,129	$(18,694)	$(13)	$249,059	$4,578,126	182,587	$119,987

The Total Return Fund and the Fixed Income Fund did not have any affiliated issuers as of March 31, 2019.

Note 11. New Accounting Pronouncements

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows to explain the change during the period in the total of cash, restricted cash and cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements.

The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this

58	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2019	Highland Funds II

update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements. In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure

Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this update modify a number of disclosure requirements on fair value measurements required to be reported under Topic 820, Fair Value Measurement. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes

Semi-Annual Report	59

ADDITIONAL INFORMATION (unaudited)

March 31, 2019	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds is made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period April 1, 2018 through March 31, 2019, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses:

The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (concluded)

March 31, 2019	Highland Funds II

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios(1)	Expenses Paid During Period(2)

Highland Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$899.90	1.28%	$6.06
Class C	1,000.00	897.20	2.03	9.60
Class Y	1,000.00	901.10	1.03	4.88
Hypothetical
Class A	$1,000.00	$1,018.50	1.28%	$6.44
Class C	1,000.00	1,014.80	2.03	10.20
Class Y	1,000.00	1,019.80	1.03	5.19

Highland Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,056.20	3.84%	$19.69
Class C	1,000.00	1,052.80	4.56	23.34
Class Y	1,000.00	1,057.40	3.55	18.21
Hypothetical
Class A	$1,000.00	$1,005.78	3.84%	$19.20
Class C	1,000.00	1,002.19	4.56	22.76
Class Y	1,000.00	1,007.23	3.55	17.77

Highland Total Return Fund
Actual Fund Return
Class A	$1,000.00	$966.00	1.20%	$5.88
Class C	1,000.00	962.40	1.95	9.54
Class Y	1,000.00	966.90	0.95	4.66
Hypothetical
Class A	$1,000.00	$1,018.95	1.20%	$6.04
Class C	1,000.00	1,015.21	1.95	9.80
Class Y	1,000.00	1,020.19	0.95	4.78

Highland Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,021.20	0.87%	$4.38
Class C	1,000.00	1,017.40	1.62	8.15
Class Y	1,000.00	1,032.30	0.62	3.13
Hypothetical
Class A	$1,000.00	$1,020.60	0.87%	$4.38
Class C	1,000.00	1,016.90	1.62	8.15
Class Y	1,000.00	1,021.80	0.62	3.13

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)

Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

Semi-Annual Report	61

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

First Foundation Advisors

18/01 Von Karman Ave., Suite 700

Irvine, CA 92612-0145

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2121 N. Pearl Street, Suite 2000,

Dallas, TX 75201

Fund Counsel

K&L Gates LLP

1 Lincoln Street

Boston, MA 02111

This report has been prepared for shareholders of Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 6-month period ended March 31, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT. The Funds’ Forms NPORT are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form NPORT by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

62	Semi-Annual Report

Highland Funds

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

Highland Funds II	Semi-Annual Report, March 31, 2019

www.highlandfunds.com	HFII-SAR-03/19

Highland Energy MLP Fund

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (highlandfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by contacting the Funds’ transfer agent at 1-877-665-1287.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-665-1287 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Highland Energy MLP Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Energy MLP Fund

Objective

Highland Energy MLP Fund seeks to provide investors with current income and capital appreciation.

Net Assets as of March 31, 2019

$25.5 million

Portfolio Data as of March 31, 2019

The information below provides a snapshot of Highland Energy MLP Fund at the end of the reporting period. Highland Energy MLP Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Top 10 Holdings as of 3/31/2019(%)(1)

Energy Transfer Equity LP –%, (Master Limited Partnerships)	19.9
Williams Cos., Inc. (Common Stocks)	16.4
Kinder Morgan (Common Stocks)	12.8
Enterprise Products Partners LP –%, (Master Limited Partnerships)	12.0
Crestwood Equity Partners LP %, (Master Limited Partnerships)	9.0
MPLX LP %, (Master Limited Partnerships)	6.8
Western Midstream Partners LP %, (Master Limited Partnerships)	6.2
NGL Energy Partners LP –%, (Master Limited Partnerships)	6.1
EnLink Midstream (Common Stocks)	5.9
Andeavor Logistics LP %, (Master Limited Partnerships)	5.3

(1)	Holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FINANCIAL STATEMENTS

March 31, 2019	Highland Energy MLP Fund

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details the Fund’s holdings and its market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Energy MLP Fund

Shares		Value ($)

Master Limited Partnerships - 77.3%

ENERGY (a) - 75.5%
37,968	Andeavor Logistics LP	1,338,752
65,168	Crestwood Equity Partners LP	2,293,262
330,274	Energy Transfer Equity LP	5,076,311
105,031	Enterprise Products Partners LP	3,056,402
24,944	EQM Midstream Partners LP	1,151,664
6,590	Magellan Midstream Partners LP	399,552
52,354	MPLX LP	1,721,923
110,920	NGL Energy Partners LP	1,556,207
20,141	Plains All American Pipeline LP	493,656
19,285	Sunoco LP	600,921
50,183	Western Midstream Partners LP	1,573,739

		19,262,389

UTILITIES (a) - 1.8%
20,036	Suburban Propane Partners LP	449,007

	Total Master Limited Partnerships (Cost $23,384,896)	19,711,396

Common Stocks - 49.2%

ENERGY (a) - 49.2%
118,307	EnLink Midstream	1,511,963
163,004	Kinder Morgan	3,261,710
45,296	Plains GP Holdings LP, Class A	1,128,776
85,120	SemGroup Corp., Class A	1,254,669
28,769	Targa Resources Corp.	1,195,352
145,591	Williams Cos., Inc.	4,181,374

		12,533,844

	Total Common Stocks (Cost $15,238,013)	12,533,844

Total Investments - 126.5%		32,245,240

(Cost $38,622,909)
Other Assets & Liabilities, Net - (26.5)%		(6,750,914)

Net Assets - 100.0%		25,494,326

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $31,267,851.

See accompanying Notes to Financial Statements.	3

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2019 (unaudited)	Highland Energy MLP Fund

($)
Assets
Investments, at value	32,245,240
Cash	1,924,352
Receivable for:
Interest Receivable	38,959
Fund shares sold	109,435
Prepaid expenses and other assets	50,624

Total assets	34,374,597

Liabilities:
Notes payable (Note 5)	8,840,000
Payable for:
Investment advisory and administration fees (Note 6)	14,890
Distribution and shareholder servicing fees (Note 6)	1,182
Accounting services fees	6,547
Trustees fees	1,030
Transfer agent fees	10,635

Total liabilities	8,874,284

Commitments and Contingencies (Note 7)
Net Assets	25,494,326

Net Assets Consist of:
Paid-in capital in excess of par	63,998,121
Total distributable loss	(38,503,795)

Net Assets	25,494,326

Investments, at cost	38,622,909

Class A:
Net assets	2,754,429
Shares outstanding ($0.001 par value; unlimited shares authorized)	856,724
Net asset value per share(a)(b)	3.22
Maximum offering price per share(c)	N/A

Class C:
Net assets	2,529,801
Shares outstanding ($0.001 par value; unlimited shares authorized)	790,282
Net asset value and offering price per share(a)	3.20

Class Y:
Net assets	20,210,096
Shares outstanding ($0.001 par value; unlimited shares authorized)	6,317,143
Net asset value, offering and redemption price per share	3.20

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

4	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2019 (unaudited)	Highland Energy MLP Fund

($)
Investment Income:
Income:
Dividends and distributions	1,310,748

Expenses:
Investment advisory (Note 6)	169,981
Administration fees (Note 6)	12,972
Distribution and shareholder service fees: (Note 6)
Class A	2,985
Class C	13,732
Transfer agent fees	6,956
Legal fees	3,223
Registration fees	24,802
Interest expense and commitment fees (Note 5)	190,411
Audit and tax preparation fees	63,541
Trustees fees (Note 6)	2,786
Deferred tax liability	787,378
Reports to shareholders	8,774
Pricing fees	6,015
Insurance and other expenses	949

Total operating expenses before waiver and reimbursement (Note 6)	1,294,505
Less: Expenses waived or borne by the adviser and administrator	(172,443)

Net operating expenses	1,122,062

Net investment income	188,686

Net Realized and Unrealized Gain (loss) on Investments
Realized Gain (Loss) on:
Investments	(1,616,943)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(611,794)

Net realized and unrealized gain (loss) on investments	(2,228,737)

Total increase in net assets resulting from operations	(2,040,051)

See accompanying Notes to Financial Statements.	5

STATEMENTS OF CHANGES IN NET ASSETS

Highland Energy MLP Fund

	Six Months Ended March 31, 2019 (unaudited) ($)	Year Ended September 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	188,686	(321,153)
Net realized (loss) on investments	(1,616,943)	(605,071)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(611,794)	998,740

Net increase (decrease) from operations	(2,040,051)	72,516

Total distributions to shareholders:
Class A	(128,478)	(230,392)
Class C	(144,692)	(295,755)
Class Y	(1,070,843)	(2,109,695)

Total distributions	(1,344,013)	(2,635,842)

Decrease in net assets from operations and distributions	(3,384,064)	(2,563,326)

Share transactions:
Proceeds from sale of shares
Class A	1,246,417	627,779
Class C	288,896	872,489
Class Y	1,368,369	6,550,302
Value of distributions reinvested
Class A	95,693	213,454
Class C	133,106	287,028
Class Y	1,069,026	2,104,686
Cost of shares redeemed
Class A	(713,583)	(1,397,183)
Class C	(809,003)	(1,179,124)
Class Y	(1,908,103)	(4,865,098)

Net increase from shares transactions	770,818	3,214,333

Total increase (decrease) in net assets	(2,613,246)	651,007

Net Assets
Beginning of period	28,107,572	27,456,565

End of period	25,494,326	28,107,572

6	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Energy MLP Fund

	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares Sold	412,909	170,189
Issued for distribution reinvested	30,422	55,997
Shares Redeemed	(233,717)	(352,123)

Net Increase (Decrease) in fund shares	209,614	(125,937)

Class C:
Shares Sold	96,514	236,842
Issued for distribution reinvested	42,598	75,665
Shares Redeemed	(263,313)	(305,996)

Net Increase (Decrease) in fund shares	(124,201)	6,511

Class Y:
Shares Sold	442,019	1,676,181
Issued for distribution reinvested	343,185	554,699
Shares Redeemed	(610,969)	(1,281,202)

Net Increase in fund shares	174,235	949,678

See accompanying Notes to Financial Statements.	7

STATEMENT OF CASH FLOWS

For the Period Ended March 31, 2019 (unaudited)	Highland Energy MLP Fund

($)
Cash Flows Provided by Operating Activities:
Net decrease in net assets resulting from operations	(2,040,051)

Adjustments to Reconcile Net Investment Loss to Net Cash Used Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(817,550)
Proceeds from disposition of investment securities from unaffiliated issues	6,448,973
Net realized gain on Investments from unaffiliated issuers	1,616,943
Net change in unrealized appreciation (depreciation) on investments	611,794
Increase in dividends and interest receivable	(38,677)
Increase in prepaid expenses and other assets	(16,195,365)
Increase in payables to related parties	4,929
Increase in payable for distribution and shareholder service fees	7,729
Increase in payable to transfer agent fees	14,181
Increase in payable for commitment fees	16,133,741
Decrease in accrued expenses and other liabilities	(118,435)

Net cash flow provided by operating activities	5,628,212

Cash Flows Used In Financing Activities:
Borrowings under credit facility	(3,560,000)
Distributions paid in cash	(46,188)
Payments of shares redeemed	(3,450,399)
Proceeds from shares sold	2,860,247

Net cash flow used in financing activities	(4,196,340)

Net Increase in Cash	1,431,872

Cash and Foreign Currency/Due to Custodian:
Beginning of period	492,480

End of period	1,924,352

Supplemental disclosure of cash flow information:
Reinvestment of distributions	1,297,825

Cash paid during the period for interest expense and commitment fees	190,411

8	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$3.66	$4.01	$4.94	$6.58	$12.17	$10.32

Income from Investment Operations:

Net investment income(a)	0.02	(0.05)	(0.21)	(0.11)	(0.12)	(0.13)

Net realized and unrealized loss	(0.29)	0.06	(0.27)	(1.03)	(4.94)	2.52

Total from Investment Operations	(0.27)	0.01	(0.48)	(1.14)	(5.06)	2.39

Less Distributions Declared to shareholders:

From net investment income	—	—	—	—	—	(0.09)

From return of capital	(0.17)	(0.36)	(0.45)	(0.50)	(0.53)	(0.45)

Total distributions declared to shareholders	(0.17)	(0.36)	(0.45)	(0.50)	(0.53)	(0.54)

Net Asset Value, End of period(b)	$3.22	$3.66	$4.01	$4.94	$6.58	$12.17

Total Return(b)(c)	(9.83)%	0.23%	(10.35)%	(15.98)%	(43.12)%	23.83%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$2,754	$2,371	$3,100	$5,875	$9,575	$2,758

Gross operating expenses(e)	10.38%	8.99%	6.31%	10.23%	(7.83)%	10.60%

Net investment loss	1.41%	(6.54)%	(3.89)%	(7.18)%	8.76%	(8.65)%

Portfolio turnover rate	2%	15%	8%	49%	33%	40%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Gross operating expenses excluding income tax expense/(benefit)	10.38%	4.26%	3.82%	4.01%	2.05%	3.02%

Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable, but gross of all other operating expenses)	9.54%	2.78%	2.35%	2.18%	1.65%	1.45%

Interest expense and commitment fees	1.58%	1.42%	0.99%	0.79%	0.29%	—%

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$3.65	$3.99	$4.93	$6.56	$12.16	$10.34

Income from Investment Operations:

Net investment income(a)	0.01	(0.08)	(0.24)	(0.14)	(0.19)	(0.20)

Net realized and unrealized loss	(0.30)	0.07	(0.28)	(1.02)	(4.94)	2.52

Total from Investment Operations	(0.29)	(0.01)	(0.52)	(1.16)	(5.13)	2.32

Less Distributions Declared to shareholders:

From net investment income	—	—	—	—	—	(0.08)

From return of capital	(0.16)	(0.33)	(0.42)	(0.47)	(0.47)	(0.42)

Total distributions declared to shareholders	(0.16)	(0.33)	(0.42)	(0.47)	(0.47)	(0.50)

Net Asset Value, End of period(b)	$3.20	$3.65	$3.99	$4.93	$6.56	$12.16

Total Return(b)(c)	(10.26)%	(0.21)%	(11.26)%	(16.49)%	(43.55)%	23.02%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$2,530	$3,335	$3,627	$3,788	$2,523	$491

Gross operating expenses(e)	11.26%	9.74%	7.06%	10.89%	(7.08)%	11.27%

Net investment loss	0.53%	(7.28)%	(4.60)%	(7.93)%	8.026%	(9.24)%

Portfolio turnover rate	2%	15%	8%	49%	33%	40%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Gross operating expenses excluding income tax expense/(benefit)	11.26%	5.01%	4.57%	4.76%	2.80%	3.69%

Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable, but gross of all other operating expenses)	10.38%	3.53%	3.10%	2.93%	2.40%	2.10%

Interest expense and commitment fees	1.58%	1.42%	0.99%	0.79%	0.29%	—%

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$3.65	$3.99	$4.93	$6.60	$12.21	$10.34

Income from Investment Operations:

Net investment income(a)	0.03	(0.04)	(0.19)	(0.10)	(0.09)	(0.08)

Net realized and unrealized loss	(0.30)	0.07	(0.28)	(1.06)	(4.97)	2.52

Total from Investment Operations	(0.27)	0.03	(0.47)	(1.16)	(5.06)	2.44

Less Distributions Declared to shareholders:

From net investment income	—	—	—	—	—	(0.09)

From return of capital	(0.18)	(0.37)	(0.47)	(0.51)	(0.55)	(0.48)

Total distributions declared to shareholders	(0.18)	(0.37)	(0.47)	(0.51)	(0.55)	(0.57)

Net Asset Value, End of period(b)	$3.20	$3.65	$3.99	$4.93	$6.60	$12.21

Total Return(b)(c)	(9.77)%	0.75%	(10.32)%	(16.14)%	(43.01)%	24.25%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$20,210	$22,401	$20,729	$25,870	$28,707	$29,741

Gross operating expenses(e)	10.16%	8.74%	6.06%	9.98%	(8.08)%	10.26%

Net investment loss	1.63%	(6.27)%	(3.61)%	(6.93)%	9.01%	(8.68)%

Portfolio turnover rate	2%	15%	8%	49%	33%	40%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Gross operating expenses excluding income tax expense/(benefit)	10.16%	4.01%	3.57%	3.76%	1.80%	2.68%

Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable, but gross of all other operating expenses)	9.14%	2.52%	2.10%	1.93%	1.40%	1.10%

Interest expense and commitment fees	1.58%	1.42%	0.99%	0.76%	0.29%	—%

See accompanying Notes to Financial Statements.	11

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2019	Highland Energy MLP Fund

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios that are currently being offered as of March 31, 2019 including the Highland Energy MLP Fund (“the Fund”). The other portfolios are reported separately from the Fund.

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers the following three share classes to investors, Class A, Class C and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is 5.75%.

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C Shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Fund is an investment company that applies the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV, will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

(iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2019, the Fund’s investments consisted of common stocks and master limited partnerships. If applicable, the fair values of the Fund’s common stocks and master limited partnerships that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2019 is as follows:

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Master Limited Partnerships	$19,711,396	$19,711,396	$—	$—
Common Stocks	12,533,844	12,533,844	—	—

Total Assets	32,245,240	32,245,240	—	—

Total	$32,245,240	$32,245,240	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Partnership Accounting Policy

The Fund records its pro rata share of the income (loss) and capital gains (losses) allocated from the underlying partnerships, determines the amount of distributions received from underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations as “Dividends and distributions” and “Return of capital.”

U.S. Federal Income Tax Status

The Fund will be taxable as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, and thus will pay entity-level taxes as described below. Prior to the Fund’s taxable year ending September 30, 2013, the Fund elected to be treated and qualified annually as a regulated investment company (“RIC”) accorded special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Income Taxes

Since implementing the Fund’s revised strategy to concentrate in MLP investments, the Fund is no longer eligible for treatment as a regulated investment company under the

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

Code. Accordingly, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. As a result, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations as well as state and local income taxes. The Fund’s MLP investments operate in various state and local jurisdictions.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of accumulated net operating and capital losses.

In calculating the Fund’s daily NAV, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue, in accordance with GAAP, a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund also will accrue, in accordance with GAAP, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards and unrealized losses. To the extent the Fund has a net deferred tax asset balance, the Fund may record a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s daily NAV; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future cash distributions from the Fund’s MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balance as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating and capital losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material. As of March 31, 2019, the valuation allowance amounted to $8,648,336. For all open tax years and for all major jurisdictions, management of the Fund has concluded that there are no other significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax assets or liabilities. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax assets or liabilities.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund files tax returns in U.S. federal and state jurisdictions. As of March 31, 2019, the Fund is generally no longer subject to income tax examinations by U.S. federal, state, or local tax authorities for calendar years prior to September 30, 2014.

Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended March 31, 2019, the Fund estimated that approximately 90% of the

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $1,179,673 of dividends and distributions received from its investments.

Distributions to Shareholders

The Fund intends to make quarterly cash distributions of all or substantially all cash distributions the Fund receives from MLP investments, after allowance for any fund-level taxes to its shareholders. Due to the tax treatment of the Fund’s allocations and distributions from MLPs, the Investment Adviser expects that a significant portion of the Fund’s distributions to shareholders will typically be treated as a return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return of capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio (i.e., as between MLP equity securities and other investments, the level of allocations of net income and other tax items to the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests).

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in the Fund shares and thereafter generally will be taxable to the shareholder as capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. To permit the Fund to maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s NAV. Correspondingly, such amounts, once distributed, reduce the Fund’s NAV. In addition, in the discretion of the Fund, the Fund may determine not to make distributions at one or more times during the year, including by reason of potential adverse tax consequences to shareholders.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than 30% of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. Collateral must be valued daily by the Custodian and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street Bank and Trust Company (“State Street”) will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof. During the six months ended March 31, 2019, the Fund did not participate in securities lending.

Note 4. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) differences with respect to the treatment of investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of March 31, 2019, the Fund’s income tax provision consisted of the following:

	Current	Deferred	Total
Federal Tax Expense	$—	$0	$0
State Tax Expense	—	0	0

Total Tax Expense	$—	$0	$0

Deferred income taxes reflect (i) taxes on unrealized gains/ (losses), which are attributable to the difference between fair market value and tax basis; (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes; (iii) the net tax benefit of net operating losses and (iv) remeasurement of the net deferred tax assets. The applicable tax rate for the fiscal year ended March 31, 2019 of 24.25% represents the United States Federal statutory tax rate.

Total income taxes were different from the amount computed by applying the federal statutory income tax rate of 24.25% to the net investment loss and realized and unrealized gains (losses) on investments before taxes for the year ended March 31, 2019 as follows:

2018
Tax at U.S. federal statutory income tax rate	24.25%
State income taxes, net of federal benefit	2.48
Dividends received deduction	3.13
Change in valuation allowance	(26.63)
Other	(3.23)

Effective Income Tax Rate	0.00%

For the year ended March 31, 2019, the Fund’s effective tax rate of 0% was greater than the combined federal and state tax rate of 23.59% due in large part to the change in valuation allowance.

As of March 31, 2019, significant components of the Fund’s net deferred tax assets were as follows:

Total
Net unrealized losses (gains) on investments	$1,362,412
Net operating loss carryforward	2,238,502
Capital loss carryforward	6,211,007

Total deferred tax assets	9,811,921

Valuation allowance	(8,648,336)

Total DTA, net of valuation allowance	1,163,585

Deferred tax liability: unrealized ordinary income	(1,163,585)

Total DTA, net of Deferred Tax Liability	$—

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

As of March 31, 2019, the Fund has tax attributes that carry forward for varying periods. The Fund’s federal net operating loss carryforward of $6,809,459 that originated during 2015 — 2017 can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. The Fund’s federal net operating losses will begin to expire in 2034 if they are not utilized. The Fund’s federal operating loss of $2,681,664 created in 2018 and 2019 can be carried forward indefinitely as a result of the Tax Act. The Fund has state net operating losses of $4,438,840 (net of estimated state apportionment) that can reduce the Fund’s state taxable income and will begin to expire in 2024 if they are not utilized. The Fund’s capital losses of $26,334,325 originated in 2015 — 2018. The net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. The Fund has recorded a partial valuation allowance in connection with federal and state net operating loss carryforwards (as discussed below) and a full valuation in connection with the capital loss carryforwards. The Fund Management believes it is more likely than not that the tax benefits will not be recognized for the valuation allowance established. In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.

The Fund periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence and the criteria for whether it is more likely than not that the asset would be utilized under ASC 740. In analyzing the potential need for a valuation allowance, the Fund considered the fact that it has incurred a cumulative loss over the three-year period ended March 31, 2019. A significant portion of the Fund’s net pre-tax losses related to unrealized depreciation of investments that arose during the 2015 and 2016 fiscal years as a result of decline in the overall financial, commodity and MLP markets.

The balance of the deferred tax asset, net of valuation allowance, is made up of one component. The component represents net operating losses which are offset by the unrealized ordinary income under Section 751 of the Code that is measurable for the Fund’s open partnership investments. This amount is reflected as a deferred tax liability in the above table. The valuation allowance changed by approximately $527,036 from September 30, 2018 primarily as a result of the change in unrealized values of the Fund’s assets, realized losses, net operating losses, and the Investment Adviser’s estimate of measurable Section 751 unrealized ordinary income.

The Fund will continue to review multiple factors, particularly the time horizon of financial forecasts, that impact the recoverability of its deferred tax assets on an ongoing basis. If the Fund’s assessment changes regarding its current valuation allowance, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The tax character of distributions paid during the year ended March 31, 2019 and September 30, 2018 was as follows:

Year	Return of Capital	Earnings & Profit
2019	$1,344,013	$—
2018	2,635,842	—
2017	3,178,144	—

Unrealized appreciation and depreciation as of March 31, 2019, based on cost of investments for U.S. federal income tax purposes is:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost(1)
$1,627,544	$7,405,958	$(5,778,414)	$(4,415,563)	$33,090,116

(1)	Cost is reflected net of estimated unrealized Section 751 ordinary income of $4,933,537 within the Fund’s partnership positions.

Note 5. Credit Agreement

On March 2, 2016 the Fund entered into a Master Margin Loan Agreement (the “Agreement”) with The Bank of New York Mellon. The agreement has a current maturity of February 27, 2019. Interest is charged to the Fund based on its borrowings at a rate equal to 1 month LIBOR plus 1.10%. In addition, the Fund pays a commitment fee of 0.40% on any undrawn amount. Included in the Statement of Operations is $190,411 of interest expense and commitment fees. As of March 31, 2019, the Fund had an outstanding balance of $8,840,000 under the Agreement. The fair value of the outstanding debt under the Agreement was estimated to be $8,959,506, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 5 month risk free rate. For the six months ended March 31, 2019, the Fund’s average daily note balance was $9,972,308 at a weighted average interest rate of 3.27% for the days outstanding.

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

Note 6. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory Fees and Administration Fees

For its investment advisory and administrative services, the Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with the Investment Adviser for the six months ended March 31, 2019 was 1.00%.

The Investment Adviser provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the six months ended March 31, 2019, the Investment Adviser waived $19,294 in administrative fees for the Fund. This administration fee waiver is voluntary and is subject to termination at any time by the Investment Adviser without notice.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses of the Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 1.10% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2019, and may not be terminated prior to this date without the action or consent of the Board. Under the Expense Cap, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to a Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement. On March 31, 2019, the amount subject to possible future recoupment under the Funds’ expense limitation agreement were as follows:

	Expiring during Fiscal Years Ending September 30,
Fund	2019	2020	2021
Highland Energy MLP Fund	$458,560	$381,492	$324,834

During the six months ended March 31, 2019, the Investment Adviser did not recoup any fees previously waived or reimbursed and $172,443 of fees previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expired.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Effective December 4, 2015, Mr. Powell resigned from his position with the Investment Adviser. Prior to December 8, 2017, Mr. Powell was treated as an Interested Trustee of the Trust for all purposes other than compensation and the Trust’s code of ethics.

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. In addition, the Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares. The Fund is not currently authorized by the Board to pay such fees but may at any time without shareholder approval. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $1,318 of front end sales charges from the sale of Class A shares and $5,053 in contingent deferred sales charges from the redemption of Class C shares of the Fund during the year ended March 31, 2019.

Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the risk that the counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Industry Concentration Risk

Industry Concentration Risk is the risk that the Fund may be particularly susceptible to economic, political or regulatory events affecting those industries in which the Fund focuses its investments. Because the Fund normally invests at least 80% of the value of its assets in MLP investments, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries.

Leverage Risk

Leverage risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

MLP Risk

MLP Risk is the risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Fund intends to invest substantially in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Investments in MLP units also present special tax risks. See “MLP Tax Risk” below.

MLP Tax Risk

MLP Tax risk is the risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. The Fund’s ability to meet its investment objective will depend, in large measure, on the level of dividends, distributions or income it receives from the MLPs in which it invests and on the MLPs’ continued treatment as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income and distributions received by the Fund would be taxable to the Fund as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be materially reduced.

Note 8. Investment Transactions Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options for the six months ended March 31, 2019, were as follows:

Other Securities
Purchases	Sales
$0	$4,840,752

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2019	Highland Energy MLP Fund

Note 9. Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such external shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2019 were:

Number	% of Fund Held
3	79.6%

Note 10. New Accounting Pronouncements

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows to explain the change during the period in the total of cash, restricted cash and cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this update modify a number of disclosure requirements on fair value measurements required to be reported under Topic 820, Fair Value Measurement. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

On April 7, 2019, the Custodian changed from State Street Bank and Trust Company to Bank of New York Mellon.

Semi-Annual Report	21

ADDITIONAL INFORMATION (unaudited)

March 31, 2019	Highland Energy MLP Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund is made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period October 1, 2018 through March 31, 2019, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios(1)	Expenses Paid During Period(2)

Highland Energy MLP Fund
Actual Fund Return
Class A	$1,000.00	$901.70	10.16%	$48.69
Class C	1,000.00	897.40	11.02%	52.70
Class Y	1,000.00	902.30	9.94%	47.67
Hypothetical
Class A	$1,000.00	$977.36	10.16%	$50.54
Class C	1,000.00	973.17	11.02%	54.71
Class Y	1,000.00	979.36	9.94%	49.50

(1)

Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

Approval of Highland Funds II Advisory Agreement (MLP Fund)

The Trust has retained the Investment Adviser to manage the assets of the Fund pursuant to an investment advisory agreement between the Investment Adviser and the Fund (the “Advisory Agreement”). The Advisory Agreement was approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees.

22	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2019	Highland Energy MLP Fund

Following an initial two-year term, the Advisory Agreement continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

During telephonic meetings held on August 16, 2018 and August 28, 2018, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreement for a one-year period commencing November 1, 2018 with respect to the Fund. The primary objective of the meetings was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in evaluating the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary for their deliberations.

At an in-person meeting held on September 16-17, 2018, the Board of Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreement for a one-year period commencing on November 1, 2018. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreement to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fees and operating expenses compare to those of other accounts of the Investment Adviser and comparable funds that follow investment strategies similar to those of the Fund; (5) information on the investment performance of the Fund, including comparisons of the Fund’s performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. After the August 2018 meetings, the Trustees requested that the Investment Adviser provide additional information regarding various matters. In addition, the Trustees received an independent report from Morningstar Inc. (“Morningstar”), an independent source of investment company data, relating to the Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda regarding their responsibilities in considering the Agreements, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the continuation of the Advisory Agreement were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreement and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophy and process of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel, including compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Fund

The Board of Trustees reviewed the historical performance of the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at its meetings throughout the year. The Trustees discussed the historical performance of the Fund and contrasted the relative performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies and comparable funds that follow investment strategies similar to the Fund, as well as comparable indices and the Fund’s applicable Morningstar category. With respect to the Fund, the Trustees concluded that the Fund’s performance or other relevant factors supported the continuation of the Advisory Agreement for an additional one-year period.

Semi-Annual Report	23

ADDITIONAL INFORMATION (unaudited) (concluded)

March 31, 2019	Highland Energy MLP Fund

Although the Fund’s performance lagged that of its benchmark, Morningstar peer group median and category median for certain periods, the Trustees also noted prior periods of recent outperformance of the Fund’s benchmark, Morningstar peer group median and category median, and determined that the performance did not necessitate any additional review. The Trustees further considered information provided by the Investment Adviser relating to the attribution of performance results for the Fund, including information that demonstrated that the Fund’s historical underperformance was driven by leverage and attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Investment Adviser that were reasonable under the circumstances prevailing at the time and consistent with the Fund’s investment objective and policies.

The Trustees concluded that the Fund’s performance and other relevant factors supported the continuation of the Advisory Agreement.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from its relationship with the Fund

The Board of Trustees also gave consideration to the fees payable under the Advisory Agreement, the expenses the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser from managing the Fund, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Advisory Agreement versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to that of the Fund and (b) the expense ratio of the Fund versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to that of the Fund; and (4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services with respect to the Fund under a separate agreement and whether such fees are appropriate. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Fund, such as the reputational value of serving as Investment Adviser to the Fund, potential fees paid to the Investment Adviser’s affiliates by the Fund or portfolio companies for services provided, including administrative services provided to the Fund by the Investment Adviser pursuant to a separate agreement, the benefits of scale from investment by the Fund in affiliated funds, and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions, and, with respect to investments in one or more other funds in the Highland fund complex, the fees paid to the Investment Adviser of the underlying Fund and its affiliates with respect to such investments. After such review, the Trustees determined that the anticipated profitability rate to the Investment Adviser with respect to the Advisory Agreement was fair and reasonable. The Trustees also took into consideration that the Investment Adviser agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expenses.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the asset levels of the Fund over time and historical net expenses relative to such asset levels, the information provided by the Investment Adviser relating to its costs and also information comparing the fee rate charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the Fund’s fee structure is reasonable, and with respect to the Investment Adviser, should result in a sharing of economies of scale in view of the information provided. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Fund on the other. The Board also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion

Throughout the process, the Board of Trustees was advised by Fund counsel and independent legal counsel, and was empowered to engage such other third parties or request additional information as it deemed appropriate. Following a further discussion of the factors above and the merits of the Advisory Agreement and its various provisions, it was noted that in considering the approval of the Advisory Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreement, including the advisory fee to be paid to the Investment Adviser is fair and reasonable to the Fund in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Fund.

24	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Adviser

First Foundation Advisors

18/01 Von Karman Ave., Suite 700

Irvine, CA 92612-0145

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2121 N. Pearl Street, Suite 2000,

Dallas, TX 75201

Fund Counsel

K&L Gates LLP

1 Lincoln Street

Boston, MA 02111

This report has been prepared for shareholders of Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund, and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 6-month period ended March 31, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report	25

Highland Funds

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

Highland Funds II	Semi-Annual Report, March 31, 2019

www.highlandfunds.com	HFII-MLP-SAR-03/19

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Reports filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Highland Funds II’s (“the Registrant”) Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of such controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 7, 2019